                                                 1933 Act File No. 33-3677
                                                1940 Act File No. 811-4603
     As filed with the Securities and Exchange Commission on February 11, 2005.
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                           Pre-Effective Amendment No.                 [ ]

                  Post-Effective Amendment No. 32                      [X]

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                            Amendment No. 34                           [X]

                        (Check appropriate box or boxes.)

                           THRIVENT SERIES FUND, INC.
                        --------------------------------
                           (Exact Name of Registrant)

              625 Fourth Avenue South, Minneapolis, Minnesota 55415
           -----------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (612) 340-7005
                      -------------------------------------
                         (Registrant's Telephone Number)

                       John C. Bjork, Assistant Secretary
                           Thrivent Series Fund, Inc.
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415
             -------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box)

[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  On (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date)pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[X]  On April 29, 2005 pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                          Thrivent Series Fund, Inc.

                                  Prospectus


                                April 29, 2005



                   Thrivent Aggressive Allocation Portfolio


              Thrivent Moderately Aggressive Allocation Portfolio


                    Thrivent Moderate Allocation Portfolio


             Thrivent Moderately Conservative Allocation Portfolio

                         Thrivent Technology Portfolio
                  Thrivent Partner Small Cap Growth Portfolio
                  Thrivent Partner Small Cap Value Portfolio
                      Thrivent Small Cap Stock Portfolio
                      Thrivent Small Cap Index Portfolio
                       Thrivent Mid Cap Growth Portfolio
                     Thrivent Mid Cap Growth Portfolio II

                   Thrivent Partner Mid Cap Value Portfolio

                       Thrivent Mid Cap Stock Portfolio
                       Thrivent Mid Cap Index Portfolio
                Thrivent Partner International Stock Portfolio
                      Thrivent Partner All Cap Portfolio
                      Thrivent Large Cap Growth Portfolio
                    Thrivent Large Cap Growth Portfolio II
                    Thrivent Partner Growth Stock Portfolio
                      Thrivent Large Cap Value Portfolio
                      Thrivent Large Cap Stock Portfolio
                      Thrivent Large Cap Index Portfolio
                   Thrivent Real Estate Securities Portfolio
                          Thrivent Balanced Portfolio
                         Thrivent High Yield Portfolio

                       Thrivent High Yield Portfolio II

                           Thrivent Income Portfolio
                         Thrivent Bond Index Portfolio
                   Thrivent Limited Maturity Bond Portfolio
                    Thrivent Mortgage Securities Portfolio
                        Thrivent Money Market Portfolio



 The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

--------------------------------------------------------------------------------


                                                                 PAGE

           Thrivent Aggressive Allocation Portfolio.............    4

           Thrivent Moderately Aggressive Allocation Portfolio..    8

           Thrivent Moderate Allocation Portfolio...............   12

           Thrivent Moderately Conservative Allocation Portfolio   16

           Thrivent Technology Portfolio........................   20

           Thrivent Partner Small Cap Growth Portfolio..........   22

           Thrivent Partner Small Cap Value Portfolio...........   24

           Thrivent Small Cap Stock Portfolio...................   26

           Thrivent Small Cap Index Portfolio...................   28

           Thrivent Mid Cap Growth Portfolio....................   30

           Thrivent Mid Cap Growth Portfolio II.................   32

           Thrivent Partner Mid Cap Value Portfolio.............   34

           Thrivent Mid Cap Stock Portfolio.....................   36

           Thrivent Mid Cap Index Portfolio.....................   38

           Thrivent Partner International Stock Portfolio.......   40

           Thrivent Partner All Cap Portfolio...................   44

           Thrivent Large Cap Growth Portfolio..................   46

           Thrivent Large Cap Growth Portfolio II...............   48

           Thrivent Partner Growth Stock Portfolio..............   50

           Thrivent Large Cap Value Portfolio...................   52

           Thrivent Large Cap Stock Portfolio...................   54

           Thrivent Large Cap Index Portfolio...................   56

           Thrivent Real Estate Securities Portfolio............   58

           Thrivent Balanced Portfolio..........................   60

           Thrivent High Yield Portfolio........................   62

           Thrivent High Yield Portfolio II.....................   64

           Thrivent Income Portfolio............................   66

           Thrivent Bond Index Portfolio........................   68

           Thrivent Limited Maturity Bond Portfolio.............   70

           Thrivent Mortgage Securities Portfolio...............   72

           Thrivent Money Market Portfolio......................   74

           Management...........................................   76
              Investment Adviser................................   76
              Advisory Fees.....................................   76
              Investment Subadvisers............................
              Portfolio Managers................................   77
              Personal Securities Investments...................

           The Separate Accounts and the Retirement Plans.......   80

           Pricing of Fund Shares...............................   81

           Tax Matters..........................................   81

           Other Securities and Investment Practices............   82

           Financial Highlights.................................   84

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Aggressive Allocation Portfolio


--------------------------------------------------------------------------------


Investment Objective



Thrivent Aggressive Allocation Portfolio seeks long-term capital growth by implementing an asset allocation strategy.



Principal Strategies



Thrivent Aggressive Allocation Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio's assets across broad asset categories (namely, equity securities, debt securities, real estate investments and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.



The Portfolio is a "fund of funds", meaning that it invests primarily in other Thrivent portfolios ("Underlying Portfolios") rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.



The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:



                                            Target   Allocation
                Broad Asset Category      Allocation   Range
                -----------------------------------------------
                Equity Securities            88%       75-95%
                Debt Securities               7%        0-15%
                Real Estate Investments       5%        0-10%
                Cash and Other Short-Term
                 Instruments                  0%         0-5%



The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser's outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio's investment objective. The Portfolio's actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.



The Portfolio's current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio's actual weightings will vary. In addition, the Adviser may change the Portfolio's target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.



             Equity Securities (88%)
               Small Cap....................................... 12%
                 Thrivent Small Cap Stock Portfolio............ 12%
                 Thrivent Partner Small Cap Growth Portfolio...  0%
                 Thrivent Partner Small Cap Value Portfolio....  0%
               Mid Cap......................................... 13%
                 Thrivent Mid Cap Growth Portfolio.............  4%
                 Thrivent Partner Mid Cap Value Portfolio......  4%
                 Thrivent Mid Cap Stock Portfolio..............  5%
               Large Cap....................................... 43%
                 Thrivent Large Cap Growth Portfolio........... 14%
                 Thrivent Large Cap Value Portfolio............ 14%
                 Thrivent Large Cap Stock Portfolio............ 15%
               International................................... 20%
                 Thrivent Partner International Portfolio...... 20%

             Debt Securities (7%)
               High Yield Bonds................................  0%
                 Thrivent High Yield Portfolio.................  0%
                 Thrivent High Yield Portfolio II..............  0%
               Intermediate/Long-Term Bonds....................  0%
                 Thrivent Income Portfolio.....................  0%
               Short-Term/Intermediate Bonds...................  7%
                 Thrivent Limited Maturity Bond Portfolio......  7%

             Real Estate Investments (5%)
               Real Estate.....................................  5%
                 Thrivent Real Estate Portfolio................  5%

             Cash (0%)
               Money Market Funds..............................  0%
                 Thrivent Money Market Portfolio...............  0%



The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.



In addition to its investments in Underlying Porfolios, the Portfolio may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the Investment Company Act or rule or order of the Securities and Exchange Commission.



Principal Risks



Thrivent Aggressive Allocation Portfolio is subject to the following principal investment risks.



Allocation Risk. The Portfolio's investment performance depends upon how its assets are allocated across board asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio's total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.



Non-Diversified Risk. The Fund is not "diversified" within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund's performance. However, each of the Underlying Funds in which the Fund may invest is diversified.



Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.



Also, as is common with "fund of funds" arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio's operating expenses as well as the Portfolio's share of the Underlying Portfolios' operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.



Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security price decline. The value of the Underlying Portfolios' and, thus, the Portfolio's investments, may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.



Equity Investment and Issuer Risk. Most of the Portfolio's assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, thus, the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies' ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios' holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company's performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.



Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.



Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio's performance may thus be affected by the performance of the real estate markets.



Credit, Interest Rate and High Yield Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in debt securities, it is subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.



Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the investment adviser's or subadviser's skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.



More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.



Volatility and Performance



No performance information for Thrivent Aggressive Allocation Portfolio is provided because it did not commence operations until April 29, 2005.



Fees and Expenses



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio is a "fund of funds", there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio's investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in "Investment Strategies" above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)                            N/A
----------------------------------------------------------
Maximum Deferred Sales Charge (Load)                   N/A
----------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
Management Fees                                      0.15%
----------------------------------------------------------
Other Expenses                                  0.31%/(1)/
----------------------------------------------------------
Total Annual Portfolio Operating Expenses            0.46%
----------------------------------------------------------
Indirect Expenses of Underlying Portfolios      0.68%/(2)/
----------------------------------------------------------
Total Annual Portfolio and Underlying Portfolio
Operating Expenses                                   1.14%
----------------------------------------------------------





/(1)/Because the Portfolio has been newly organized, the percentage expense levels for "Other Expenses" are estimated.


/(2)/"Indirect Expenses of Underlying Portfolios" refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio's initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios' operating expenses and variations from the initial target allocations.

EXAMPLE



This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:



                                         1 Year 3 Years
-------------------------------------------------------

Thrivent Aggressive Allocation Portfolio   $       $
-------------------------------------------------------

Thrivent Moderately Aggressive Allocation Portfolio


--------------------------------------------------------------------------------


Investment Objective



Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth by implementing an asset allocation strategy.



Principal Strategies



Thrivent Moderately Aggressive Allocation Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio's assets across broad asset categories (namely, equity securities, debt securities, real estate investments and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.



The Portfolio is a "fund of funds" meaning that it invests primarily in other Thrivent portfolios ("Underlying Portfolios") rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.



The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:



                                            Target   Allocation
                Broad Asset Category      Allocation   Range
                -----------------------------------------------
                Equity Securities........    72%       65-80%
                Debt Securities..........    23%       15-30%
                Real Estate Investments..     5%        0-10%
                Cash and Other Short-Term
                 Instruments.............     0%        0-10%



The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser's outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio's investment objective. The Portfolio's actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.



The Portfolio's current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio's actual weightings will vary. In addition, the Adviser may change the Portfolio's target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.



             Equity Securities (72%)
               Small Cap.......................................  8%
                 Thrivent Small Cap Stock Portfolio............  8%
                 Thrivent Partner Small Cap Growth Portfolio...  0%
                 Thrivent Partner Small Cap Value Portfolio....  0%
               Mid Cap.........................................  9%
                 Thrivent Mid Cap Growth Portfolio.............  3%
                 Thrivent Partner Mid Cap Value Portfolio......  3%
                 Thrivent Mid Cap Stock Portfolio..............  3%
               Large Cap....................................... 35%
                 Thrivent Large Cap Growth Portfolio........... 11%
                 Thrivent Large Cap Value Portfolio............ 11%
                 Thrivent Large Cap Stock Portfolio............ 13%
               International................................... 20%
                 Thrivent Partner International Portfolio...... 20%

             Debt Securities (23%)
               High Yield Bonds................................  0%
                 Thrivent High Yield Portfolio.................  0%
                 Thrivent High Yield Portfolio II..............  0%
               Intermediate/Long-Term Bonds.................... 10%
                 Thrivent Income Portfolio..................... 10%
               Short-Term/Intermediate Bonds................... 13%
                 Thrivent Limited Maturity Bond Portfolio...... 13%

             Real Estate Investments (5%)
               Real Estate.....................................  5%
                 Thrivent Real Estate Portfolio................  5%

             Cash (0%)
               Money Market Funds..............................  0%
                 Thrivent Money Market Portfolio...............  0%



The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.



In addition to its investments in Underlying Portfolios, the Portfolio may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the Investment Company Act or rule or order of the Securities and Exchange Commission.



Principal Risks



Thrivent Moderately Aggressive Allocation Portfolio is subject to the following principal investment risks.

Allocation Risk. The Portfolio's investment performance depends upon how its assets are allocated across board asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio's total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.



Non-Diversified Risk. The Fund is not "diversified" within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund's performance. However, each of the Underlying Funds in which the Fund may invest is diversified.



Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.



Also, as is common with "fund of funds" arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio's operating expenses as well as the Portfolio's share of the Underlying Portfolios' operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.



Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security price decline. The value of the Underlying Portfolios' and, thus, the Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.



Equity Investment and Issuer Risk. Most of the Portfolio's assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, thus, the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies' ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios' holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company's performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.



Credit, Interest Rate and High Yield Risk. Some of the Portfolio's assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios and, thus, the Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.



Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.



Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio's performance may thus be affected by the performance of the real estate markets.



Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the investment adviser's or subadviser's skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.



More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.



Volatility and Performance



No performance information for Thrivent Moderately Aggressive Allocation Portfolio is provided because it did not commence operations until April 29, 2005.



Fees and Expenses



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio is a "fund of funds" there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio's investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in "Investment Strategies" above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
 Maximum Sales Charge (Load)                              N/A
-------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                     N/A
-------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
 Management Fees                                        0.15%
-------------------------------------------------------------
 Other Expenses                                    0.15%/(1)/
-------------------------------------------------------------
 Total Annual Portfolio Operating Expenses              0.30%
-------------------------------------------------------------
 Indirect Expenses of Underlying Portfolios        0.66%/(2)/
-------------------------------------------------------------
 Total Annual Portfolio and Underlying Portfolio
 Operating Expenses                                     0.96%
-------------------------------------------------------------





/(1)/Because the Portfolio has been newly organized, the percentage expense levels for "Other Expenses" are estimated.


/(2)/"Indirect Expenses of Underlying Portfolios" refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio's initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios' operating expenses and variations from the initial target allocations.

EXAMPLE



This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:



                                          1 Year 3 Years
--------------------------------------------------------

Thrivent Moderately Aggressive Allocation
Portfolio                                   $       $
--------------------------------------------------------

Thrivent Moderate Allocation Portfolio


--------------------------------------------------------------------------------


Investment Objective



Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.



Principal Strategies



Thrivent Moderate Allocation Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio's assets across broad asset categories (namely, equity securities, debt securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.



The Portfolio is a "fund of funds", meaning that it invests primarily in other Thrivent portfolios ("Underlying Portfolios") rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.



The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:



                                            Target   Allocation
                Broad Asset Category      Allocation   Range
                -----------------------------------------------
                Equity Securities........    53%       45-65%
                Debt Securities..........    32%       25-40%
                Cash and Other Short-Term
                 Instruments.............    10%        5-15%
                Real Estate Investments..     5%        0-10%



The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser's outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio's investment objective. The Portfolio's actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.



The Portfolio's current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio's actual weightings will vary. In addition, the Adviser may change the Portfolio's target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.



             Equity Securities (53%)
               Small Cap.......................................  5%
                 Thrivent Small Cap Stock Portfolio............  5%
                 Thrivent Partner Small Cap Growth Portfolio...  0%
                 Thrivent Partner Small Cap Value Portfolio....  0%
               Mid Cap.........................................  6%
                 Thrivent Mid Cap Growth Portfolio.............  0%
                 Thrivent Partner Mid Cap Value Portfolio......  0%
                 Thrivent Mid Cap Stock Portfolio..............  6%
               Large Cap....................................... 27%
                 Thrivent Large Cap Growth Portfolio...........  9%
                 Thrivent Large Cap Value Portfolio............  9%
                 Thrivent Large Cap Stock Portfolio............  9%
               International................................... 15%
                 Thrivent Partner International Portfolio...... 15%

             Debt Securities (32%)
               High Yield Bonds................................  4%
                 Thrivent High Yield Portfolio.................  4%
                 Thrivent High Yield Portfolio II..............  0%
               Intermediate/Long-Term Bonds.................... 14%
                 Thrivent Income Portfolio..................... 14%
               Short-Term/Intermediate Bonds................... 14%
                 Thrivent Limited Maturity Bond Portfolio...... 14%

             Cash (10%)
               Money Market Funds.............................. 10%
                 Thrivent Money Market Portfolio............... 10%

             Real Estate Investments (5%)
               Real Estate.....................................  5%
                 Thrivent Real Estate Portfolio................  5%



The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.



In addition to its investments in Underlying Porfolios, the Portfolio may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the Investment Company Act or rule or order of the Securities and Exchange Commission.



Principal Risks



Thrivent Moderate Allocation Portfolio is subject to the following principal investment risks.



Allocation Risk. The Portfolio's investment performance depends upon how its assets are allocated across board asset categories and applicable sub-classes within such categories.

Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio's total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.



Non-Diversified Risk. The Fund is not "diversified" within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund's performance. However, each of the Underlying Funds in which the Fund may invest is diversified.



Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.



Also, as is common with "fund of funds" arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio's operating expenses as well as the Portfolio's share of the Underlying Portfolios' operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.



Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios' and thus, the Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.



Equity Investment and Issuer Risk. Most of the Portfolio's assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, thus, the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies' ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios' holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company's performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.



Credit, Interest Rate and High Yield Risk. A significant portion of the Portfolio's assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios and, thus, the Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.



Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.



Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio's performance may thus be affected by the performance of the real estate markets.



Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the investment adviser's or subadviser's skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.



More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.



Volatility and Performance



No performance information for Thrivent Moderate Allocation Portfolio is provided because it did not commence operations until April 29, 2005.



Fees and Expenses



This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Moderate Allocation Portfolio. Because the Portfolio is a "fund of funds", there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio's investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in "Investment Strategies" above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
 Maximum Sales Charge (Load)                              N/A
-------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                     N/A
-------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
 Management Fees                                        0.15%
-------------------------------------------------------------
 Other Expenses                                    0.15%/(1)/
-------------------------------------------------------------
 Total Annual Portfolio Operating Expenses              0.30%
-------------------------------------------------------------
 Indirect Expenses of Underlying Portfolios        0.61%/(2)/
-------------------------------------------------------------
 Total Annual Portfolio and Underlying Portfolio
 Operating Expenses                                     0.91%
-------------------------------------------------------------





/(1)/Because the Portfolio has been newly organized, the percentage expense levels for "Other Expenses" are estimated.


/(2)/"Indirect Expenses of Underlying Portfolios" refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio's initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios' operating expenses and variations from the initial target allocations.

EXAMPLE



This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:



                                       1 Year 3 Years
-----------------------------------------------------

Thrivent Moderate Allocation Portfolio   $       $
-----------------------------------------------------

Thrivent Moderately Conservative Allocation Portfolio


--------------------------------------------------------------------------------


Investment Objective



Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.



Principal Strategies



Thrivent Moderately Conservative Allocation Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio's assets across broad asset categories (namely, debt securities, equity securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.



The Portfolio is a "fund of funds" meaning that it invests primarily in other Thrivent portfolios ("Underlying Portfolios") rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.



The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:



                                            Target   Allocation
                Broad Asset Category      Allocation   Range
                -----------------------------------------------
                Debt Securities..........    45%       35-55%
                Equity Securities........    35%       25-45%
                Cash and Other Short-Term
                 Instruments.............    15%       10-20%
                Real Estate Investments..     5%        0-10%



The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser's outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio's investment objective. The Portfolio's actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.



The Portfolio's current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio's actual weightings will vary. In addition, the Adviser may change the Portfolio's target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.



             Debt Securities (45%)
               High Yield Bonds................................  4%
                 Thrivent High Yield Portfolio.................  4%
                 Thrivent High Yield Portfolio II..............  0%
               Intermediate/Long-Term Bonds.................... 18%
                 Thrivent Income Portfolio..................... 18%
               Short-Term/Intermediate Bonds................... 23%
                 Thrivent Limited Maturity Bond Portfolio...... 23%

             Equity Securities (35%)
               Small Cap.......................................  3%
                 Thrivent Small Cap Stock Portfolio............  3%
                 Thrivent Partner Small Cap Growth Portfolio...  0%
                 Thrivent Partner Small Cap Value Portfolio....  0%
               Mid Cap.........................................  3%
                 Thrivent Mid Cap Growth Portfolio.............  0%
                 Thrivent Partner Mid Cap Value Portfolio......  0%
                 Thrivent Mid Cap Stock Portfolio..............  3%
               Large Cap....................................... 19%
                 Thrivent Large Cap Growth Portfolio...........  6%
                 Thrivent Large Cap Value Portfolio............  6%
                 Thrivent Large Cap Stock Portfolio............  7%
               International................................... 10%
                 Thrivent Partner International Portfolio...... 10%

             Cash (15%)
               Money Market Funds.............................. 15%
                 Thrivent Money Market Portfolio............... 15%

             Real Estate Investments (5%)
               Real Estate.....................................  5%
                 Thrivent Real Estate Portfolio................  5%



The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.



In addition to its investments in Underlying Portfolios, the Portfolio may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the Investment Company Act or rule or order of the Securities and Exchange Commission.



Principal Risks



Thrivent Moderately Conservative Allocation Portfolio is subject to the following principal investment risks.

Allocation Risk. The Portfolio's investment performance depends upon how its assets are allocated across board asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio's total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.



Non-Diversified Risk. The Fund is not "diversified" within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund's performance. However, each of the Underlying Funds in which the Fund may invest is diversified.



Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.



Also, as is common with "fund of funds" arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio's operating expenses as well as the Portfolio's share of the Underlying Portfolios' operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.



Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios' and thus, the Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.



Credit, Interest Rate and High Yield Risk. A significant portion of the Fund's assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds and thus, the Fund are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.



Equity Investment and Issuer Risk. A significant portion of the Portfolio's assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, thus, the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies' ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios' holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company's performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.



Credit, Interest Rate and High Yield Risk. A significant portion of the Portfolio's assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying

Portfolios and, thus, the Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.



Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.



Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio's performance may thus be affected by the performance of the real estate markets.



Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the investment adviser's or subadviser's skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.



More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.



Volatility and Performance



No performance information for Thrivent Moderately Conservative Allocation Portfolio is provided because it did not commence operations until April 29, 2005.



Fees and Expenses



This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Moderately Conservative Allocation Portfolio. Because the Portfolio is a "fund of funds", there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio's investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in "Investment Strategies" above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge (Load)                N/A
------------------------------------------------
  Maximum Deferred Sales Charge (Load)       N/A
------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
 Management Fees                                        0.15%
-------------------------------------------------------------
 Other Expenses                                    0.45%/(1)/
-------------------------------------------------------------
 Total Annual Portfolio Operating Expenses              0.60%
-------------------------------------------------------------
 Indirect Expenses of Underlying Portfolios        0.57%/(2)/
-------------------------------------------------------------
 Total Annual Portfolio and Underlying Portfolio
 Operating Expenses                                     1.17%
-------------------------------------------------------------





/(1)/Because the Portfolio has been newly organized, the percentage expense levels for "Other Expenses" are estimated.


/(2)/"Indirect Expenses of Underlying Portfolios" refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio's initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios' operating expenses and variations from the initial target allocations.





Example



This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:



                                 1 Year 3 Years
-----------------------------------------------

Thrivent Moderately Conservative
Allocation Portfolio               $       $
-----------------------------------------------

Thrivent Technology Portfolio



--------------------------------------------------------------------------------


Investment Objective

The Thrivent Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies


Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks of technology companies. Technology companies include the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Portfolio's investment adviser, Thrivent Financial, focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend. Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change. While stocks may be purchased without regard to market capitalization, Thrivent Financial focuses on large and medium-sized companies. Although market capitalizations are constantly changing, as of September 30, 2004, large and medium-sized companies had market capitalizations of at least $11.6 billion according to Lipper, Inc.



The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.


Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities, especially over the short term.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.



Defining
Terms


Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Technology Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Technology Stock Portfolio, which commenced operations on March 1, 2001.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -41.71%       51.36%

Best Quarter:       Q4 '02      +21.50%
Worst Quarter:      Q3 '01      -38.84%




                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2004)
                                                       Since
                                                     Inception
                                            1 Year   (3/1/01)
Thrivent Technology Portfolio                    %           %
--------------------------------------------------------------
Goldman Sachs Technology Industry Composite
Index/1/                                         %      N/A
--------------------------------------------------------------



/1/The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




Example


This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:



                    1 Year 3 Years 5 Years 10 Years
---------------------------------------------------

Thrivent Technology
Portfolio             $       $       $       $
---------------------------------------------------

Thrivent Partner Small Cap Growth Portfolio



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Objective

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Principal Strategies


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of small companies. Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Portfolio's investment adviser has selected two subadvisers to serve as subadvisers for the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks of small companies, with market capitalizations up to $2.5 billion at the time of purchase, that the subadviser has determined to have above average prospects for growth. The Portfolio's assets are allocated generally on an equal basis between the two investment subadvisers.



Turner Investment Partners, Inc.



Turner Investment Partners, Inc. ("Turner") uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical research techniques to identify attractive investments. A poor ranking from Turner's proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.



Westcap Investors LLC



Westcap Investors LLC ("Westcap") reviews the investment environment and economic climate to identify industries that it believes have better than average growth potential over the next 18-24 months. It uses fundamental research techniques to identify companies that it believes have strong management, past records of success, and superior business models. Westcap will consider selling a security when it determines that a company's fundamentals or the relative valuation of its stock is less attractive.





The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.


Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.





Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.



Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.





Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the skills of Turner and Westcap in assessing the potential of the securities in which the Portfolio invests. The subadvisers' assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown. How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.




                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -27.02%       43.83%

Best Quarter:       Q2 '03      +20.72%
Worst Quarter:      Q3 '02      -26.06%





            AVERAGE ANNUAL TOTAL RETURNS
         (PERIODS ENDING DECEMBER 31, 2004)
                                                       Since
                                                     Inception
                                            1 Year   (11/30/01)
Thrivent Partner Small Cap Growth Portfolio      %            %
---------------------------------------------------------------
Russell 2000 Growth Index                        %          N/A
---------------------------------------------------------------


The Russell 2000 Growth Index is an unmanaged index comprised of companies with a greater than average growth orientation within the Russell 2000 Index. The Russell 2000 Index is comprised of the 2,000 smaller companies in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on market capitalization.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------

Thrivent Partner Small
Cap Growth Portfolio     $       $       $       $
------------------------------------------------------

Thrivent Partner Small Cap Value Portfolio



--------------------------------------------------------------------------------

Investment Objective

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Investment Strategies


Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Portfolio's subadviser focuses mainly on the stocks of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Index. Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations of less than $2.9 billion as of December 31, 2004. The Portfolio will not sell a stock just because the company has grown to a market capitalization above the range. Should the subadviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.



The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:



.. low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;


.. low stock price relative to a company's underlying asset values;


.. above-average dividend yield relative to a company's peers or its own historic norm;


.. a plan to improve the business through restructuring; and


.. a sound balance sheet and other positive financial characteristics.



While most assets will be invested in U.S. common stocks, other securities may also be purchases, including foreign stocks, futures, and options, in keeping with the Portfolio's objectives.



The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more opportunities.



The subadviser uses fundamental research techniques to determine what
securities to buy and sell. (Fundamental analysis is defined on page   .)




Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value stocks are out of favor.



Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets.





Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Performance and Volatility


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Value Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Value Portfolio, which commenced operations on April 30, 2003.



The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                        2004
                       ------
Annual Return

Best Quarter:       Q '04            %
Worst Quarter:      Q '04            %






                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2004)
                                                       Since
                                                     Inception
                                           1 Year    (04/30/03)
Thrivent Partner Small Cap Value Portfolio       %            %
---------------------------------------------------------------
Russell 2000 Value Index/1/                                   %
---------------------------------------------------------------



/1/The Russell 2000 Value Index measures the performance of small cap value stocks. The cap index does not reflect deductions for fees, expenses or taxes.




Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------

Thrivent Partner Small
Cap Value Portfolio      $       $       $       $
------------------------------------------------------

Thrivent Small Cap Stock Portfolio



--------------------------------------------------------------------------------

Investment Objective

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Investment Strategies


Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. Thrivent Financial focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations of less than $3.5 billion as of December 31, 2004. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change. Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index.


Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental,
quantitative and technical analysis are defined on page     .) Thrivent
Financial looks for small companies that, in its opinion:


.. have an improving fundamental outlook;



.. have capable management; and
.. are financially sound.

Due to certain market inefficiencies, Thrivent Financial believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.




Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.


Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.


Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Stock Portfolio, which commenced operations on March 1, 2001.


The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -20.41%       40.19%

Best Quarter:       Q2 '03      +19.59%
Worst Quarter:      Q3 '02      -18.40%






            AVERAGE ANNUAL TOTAL RETURNS
         (PERIODS ENDING DECEMBER 31, 2003)
                                              Since
                                            Inception
                                   1 Year   (3/1/01)
Thrivent Small Cap Stock Portfolio      %      N/A
-----------------------------------------------------
S&P SmallCap 600 Index/1/               %           %
-----------------------------------------------------


/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                   1 Year 3 Years 5 Years 10 years
--------------------------------------------------

Thrivent Small Cap
Stock Portfolio      $       $       $       $
--------------------------------------------------

Thrivent Small Cap Index Portfolio



--------------------------------------------------------------------------------

Investment Objective

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

Investment Strategies


Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of December 31, 2004, small cap companies have market capitalizations less than $3.6 This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted Index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.


Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.




Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.


Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Index Portfolio, which commenced operations on June 14, 1995.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                  1996  1997   1998   1999   2000   2001   2002   2003   2004
                 -----  -----  -----  -----  -----  -----  -----  -----  -----
Annual Return    18.19% 25.37% 0.14% 12.19% 11.23%  6.38% -14.87% 38.16%

Best Quarter:       Q4 '01      +20.48%
Worst Quarter:      Q3 '98      -20.77%




                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2004)
                                                        Since
                                                      Inception
                                   1 Year   5 Years   (6/14/95)
Thrivent Small Cap Index Portfolio      %         %           %
---------------------------------------------------------------
S&P SmallCap 600 Index/1/               %         %      N/A
---------------------------------------------------------------



/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                   1 Year 3 Years 5 Years 10 Years
--------------------------------------------------

Thrivent Small Cap
Index Portfolio      $       $       $       $
--------------------------------------------------

Thrivent Mid Cap Growth Portfolio



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies


Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-size company stock. The Portfolio's investment adviser focuses mainly on stocks of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known Mid Cap indices such as the Russell Midcap Growth Index or the S&P MidCap 400/Barra Growth Index at the time of the Portfolio's investment. Although market capitalizations are constantly changing, mid cap companies have market capitalization are constantly changing, as of December 31, 2004 those Indexes included companies with market capitalization between $255 million and $14.9 billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.



Thrivent Financial, the Portfolio's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical analysis are
defined on page   .) Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.



The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.


Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.




Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests. Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-and five-year periods and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 30, 1998.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    1999      2000     2001      2002    2003     2004
                   ------    ------   ------    ------  ------   ------
Annual Return      49.64%    13.37%  -19.74%   -26.09%  35.92%

Best Quarter:       Q4 '99      +34.13%
Worst Quarter:      Q1 '01      -24.04%






                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2004)
                                                      Since
                                                    Inception
                                  1 Year   5 Year   (1/30/98)
Thrivent Mid Cap Growth Portfolio      %        %           %
-------------------------------------------------------------
Russell Midcap Growth Index/1/         %        %      N/A
-------------------------------------------------------------



/1/The Russell Midcap Growth Index measures the performance of mid cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------

Thrivent Mid Cap
Growth Portfolio   $       $       $       $
------------------------------------------------

Thrivent Mid Cap Growth Portfolio II



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies


Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-size company stock. The Portfolio's investment adviser focuses mainly on stocks of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known Mid Cap indices such as the Russell Midcap Growth Index or the S&P MidCap 400/Barra Growth Index at the time of the Portfolio's investment. Although market capitalizations are constantly changing, mid cap companies have market capitalization are constantly changing, as of December 31, 2004 those Indexes included companies with market capitalization between $255 million and $14.9 billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.



Thrivent Financial, the Portfolio's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical analysis are defined on page .) Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.



The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.




Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -43.66%       37.34%

Best Quarter:       Q2 '03      +18.17%
Worst Quarter:      Q2 '02      -31.76%





              AVERAGE ANNUAL TOTAL RETURNS
           (PERIODS ENDING DECEMBER 31, 2004)
                                                Since
                                              Inception
                                     1 Year   (11/30/01)
Thrivent Mid Cap Growth Portfolio II      %            %
--------------------------------------------------------
Russell Midcap Growth Index/1/            %          N/A
--------------------------------------------------------



/1/The Russell Midcap Growth Index is an unmanaged index comprised of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values, specifically the 800 smallest companies within the top 1,000 of the Russell 3000 Index.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                    1 Year 3 Years 5 Years 10 Years
---------------------------------------------------

Thrivent Mid Cap
Growth Portfolio II   $       $       $       $
---------------------------------------------------

Thrivent Partner Mid Cap Value Portfolio


--------------------------------------------------------------------------------


Investment Objective



Thrivent Partner Mid Cap Value Portfolio seeks to achieve long-term growth of capital.



Principal Strategies



Under normal circumstances, the Portfolio's subadviser invests at least 80% of the Portfolio's net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversifed portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment. The capitalization range of the Russell Midcap Value Index is currently between $276 million and $14.9 billion. Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.



The subadviser's stock selection reflects a mid-cap value style. The Portfolio ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.



The subadviser uses fundamental research techniques to determine what securities to buy and sell. Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.



Principal Risks



The Portfolio is subject to the following principal investment risks.



Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Foreign Securities Risk. Stocks of non-U.S. companies in which the Portfolio invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions-such as Latin America, Asia, Europe and the Mediterranean region--can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Portfolio's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risk of many developing countries.



Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Portfolio's share price to decline.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.



Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.



Loss of Principal. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.



No bar chart or performance information has been included for the Portfolio since it commenced operations on April 29, 2005.



Fees and Expenses



This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses/1/                                %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------



/1/Because the Portfolio has been newly organized, the percentage expense levels for "Other Expenses" are estimated.



EXAMPLE



This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:



                                         1 Year 3 Years
-------------------------------------------------------

Thrivent Partner Mid Cap Value Portfolio   $       $
-------------------------------------------------------

Thrivent Mid Cap Stock Portfolio



--------------------------------------------------------------------------------

Investment Objective

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Investment Strategies


Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Financial focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell Midcap Index. Although market capitalizations are constantly changing, as of of December 31, 2004 those Indexes included companies with market capitalization between $255 million and $14.9 billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.


Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental,
quantitative and technical analysis are defined on page   .)

Thrivent Financial looks for mid-sized that, in its opinion:

.. have prospects for growth in their sales and earnings;
.. are in an industry with a good economic outlook;
.. have high-quality management; and
.. have a strong financial position.



Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors or, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Stock Portfolio, which commenced operations on March 1, 2001.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -15.46%       32.28%

Best Quarter:       Q2 '03      +15.05%
Worst Quarter:      Q3 '02      -21.98%





           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2004)
                                            Since
                                          Inception
                                 1 Year   (3/1/01)
Thrivent Mid Cap Stock Portfolio      %      N/A
---------------------------------------------------
S&P MidCap 400 Index/1/               %      N/A
---------------------------------------------------



/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------

Thrivent Mid Cap
Stock Portfolio    $       $       $       $
------------------------------------------------

Thrivent Mid Cap Index Portfolio



--------------------------------------------------------------------------------

Investment Objective

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index by investing primarily in common stocks comprising the Index.

Investment Strategies


Under normal circumstances, the Portfolio invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index. Although market capitalizations are constantly changing, as of December 31, 2004, mid cap companies have market capitalization between $255 million and $8.8 billion (according to the S&P MidCap 400 Index). This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap common stocks for more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.




Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interested investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.




Loss of Principal. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Index Portfolio, which commenced operations on March 1, 2001.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -14.65%       34.80%

Best Quarter:       Q4 '01       17.45%
Worst Quarter:      Q3 '01      -16.38%





           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2004)
                                            Since
                                          Inception
                                 1 Year   (3/1/01)
Thrivent Mid Cap Index Portfolio      %           %
---------------------------------------------------
S&P MidCap 400 Index/1/               %      N/A
---------------------------------------------------



/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



           SHAREHOLDER FEES
           (fees paid directly from your investment)
               Maximum Sales Charge (Load)                      N/A
           ----------------------------------------------------------
               Maximum Deferred Sales Charge (Load)             N/A
           ----------------------------------------------------------
           ANNUAL PORTFOLIO OPERATING EXPENSES
           (expenses that are deducted from Portfolio assets)
               Management Fees                                    %
           ----------------------------------------------------------
               Other Expenses                                     %
           ----------------------------------------------------------
               Total Annual Portfolio Operating Expenses          %
           ----------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------

Thrivent Mid Cap
Index Portfolio    $       $       $       $
------------------------------------------------

Thrivent Partner International Stock Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Principal Strategies


The Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stock may be purchases without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium sized companies. Thrivent Financial has selected two subadvisers with differing management styles to subadvise the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Portfolio's assets are allocated generally on an equal basis between the two investment subadvisers.



T. Rowe Price International, Inc. ("Price International")


Stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized companies. Price International invests primarily in common stocks, although to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Portfolio's objective.

In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis
is defined on page   .) Price International seeks to purchase such stocks at
reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

.. Leading market position
.. Attractive business niche
.. Strong franchise or natural monopoly
.. Technological leadership or proprietary advantages
.. Seasoned management
.. Earnings growth and cash flow sufficient to support growing dividends .. Healthy balance sheet with relatively low debt


Price International may purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.



Mercator Asset Management, LP ("Mercator")


Stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.


Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company,
industry, and macro factors. (Fundamental analysis is defined on page   .)
Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.


Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.





Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.



Foreign Securities Risk. Stocks of non-U.S. companies in which the Portfolio invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions--such as Latin America, Asia, Europe and the Mediterranean region--can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Portfolio's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.



Emerging Markets Risk. The economic and political structure of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio's performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Portfolio's share price to decline.



Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Portfolio invests. The subadvisers' assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-and five-year periods and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 18, 1996.

                                    [CHART]
                           YEAR BY-YEAR TOTAL RETURN

                1997   1998   1999     2000    2001      2002     2003   2004
                -----  -----  ------  -------  -------  -------  ------  -----
Annual Return   2.81% 16.75%  34.13%  -16.12%  -21.03%  -17.43%  31.27%

Best Quarter:       Q4 '99      +24.47%
Worst Quarter:      Q3 '02      -21.52%



                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                          Since
                                                        Inception
                                     1 Year   5 Years   (1/18/96)
Thrivent Partner International Stock
Portfolio                                 %         %           %
-----------------------------------------------------------------
MSCI EAFE Index                           %         %      N/A
-----------------------------------------------------------------


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                    1 Year 3 Years 5 Years 10 Years
---------------------------------------------------

Thrivent Partner
International Stock
Portfolio             $       $       $       $
---------------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Partner All Cap Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

Principal Strategies


The Portfolio's principal strategy for achieving its objective is normally to invest the Portfolio's assets primarily in common stocks.


Fidelity Management & Research Company ("FMR"), the Portfolio's subadviser, is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

In buying and selling securities for the Portfolio, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. (Fundamental and quantitative analysis are defined on
page   .) FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Small and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.




Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.


Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks and foreign securities often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.


The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.



                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -38.33%       23.52%

Best Quarter:       Q2 '03      +11.22%
Worst Quarter:      Q3 '02      -22.71%





             AVERAGE ANNUAL TOTAL RETURNS
          (PERIODS ENDING DECEMBER 31, 2004)
                                              Since
                                            Inception
                                   1 Year   (11/30/01)
Thrivent Partner All Cap Portfolio      %            %
------------------------------------------------------
S&P 500 Index/1/                        %      N/A
------------------------------------------------------
Russell 3000 Index/1,2,3/               %      N/A
------------------------------------------------------


/1/The S&P 500 Index is an unmanaged index comprised of 500 stocks representative of the stock market as a whole.
/2/The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest
   U.S. companies based on market capitalization. The Russell 3000 Index is designed to represent the performance of about 98% of the U.S. equity market.
/3/Because the Russell 3000 Index is a more accurate reflection of the companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the S&P 500 Index.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------

Thrivent Partner All
Cap Portfolio          $       $       $       $
----------------------------------------------------

Thrivent Large Cap Growth Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Principal Strategy


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent Financial focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000 Growth Index, or large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least
$    billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.



The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. Thrivent Financial uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page . ) The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.




Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earnings or revenues fall short of expectations, its stock prices may fall dramatically.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 9, 1987.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

           1995    1996    1997    1998    1999    2000    2001     2002     2003   2004
          ------  ------  ------  ------  ------  ------  -------  -------  ------  ------
Annual
Return    37.25%  22.44%  30.18%  28.38%  43.61%  -4.95%  -19.13%  -29.99%  30.49%

Best Quarter:       Q4 '99      +25.53%
Worst Quarter:      Q3 '01      -21.57%



                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2004)
                                    1 Year   5 Years   10 Years
Thrivent Large Cap Growth Portfolio      %         %          %
---------------------------------------------------------------
Russell 1000 Growth Index/1/             %         %          %
---------------------------------------------------------------



/1/The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses, or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                   1 Year 3 Years 5 Years 10 Years
--------------------------------------------------

Thrivent Large Cap
Growth Portfolio     $       $       $       $
--------------------------------------------------

Thrivent Large Cap Growth Portfolio II



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Principal Strategy


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent Financial focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000 Growth Index, or large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least
$     billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.



The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. Thrivent Financial uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental,
quantitative, and technical analysis are described on page   .) The Portfolio
may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.




Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earnings or revenues fall short of expectations, its stock prices may fall dramatically.





Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.



Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -26.53%       22.75%

Best Quarter:       Q2 '03      +14.52%
Worst Quarter:      Q2 '02      -15.27%





               AVERAGE ANNUAL TOTAL RETURNS
            (PERIODS ENDING DECEMBER 31, 2004)
                                                  Since
                                                Inception
                                       1 Year   (11/30/01)
Thrivent Large Cap Growth Portfolio II      %            %
----------------------------------------------------------
Russell 1000 Growth Index /1 2/             %          N/A
----------------------------------------------------------





/1/The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.


/2/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the S&P 500/Barra Growth Index.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                    1 Year 3 Years 5 Years 10 Years
---------------------------------------------------

Thrivent Large Cap
Growth Portfolio II   $       $       $       $
---------------------------------------------------

Thrivent Partner Growth Stock Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Principal Strategies


The Portfolio's principal strategy for achieving its objective under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should T. Rowe Price determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.


The Portfolio concentrates its investments in growth companies. T. Rowe Price Associates, Inc. ("T. Rowe Price"), the Portfolio's subadviser, seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting stocks, T. Rowe Price generally favors companies with one or more of the following characteristics:

.. The potential for superior growth in earnings and cash flow.
.. The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.
.. A lucrative niche in the economy that enables the company to expand even during times of slow growth.

In pursuing the Portfolio's investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures, and options, in keeping with Portfolio objectives.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earnings or revenues fall short of expectations, its stock prices may fall dramatically.




Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.




Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.



                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -23.20%       31.05%

Best Quarter:       Q2 '03      +16.20%
Worst Quarter:      Q2 '02      -15.20%




               AVERAGE ANNUAL TOTAL RETURNS
            (PERIODS ENDING DECEMBER 31, 2004)
                                                   Since
                                                 Inception
                                        1 Year   (11/30/01)
Thrivent Partner Growth Stock Portfolio      %            %
-----------------------------------------------------------
S&P 500/Barra Growth Index/1/                %      N/A
-----------------------------------------------------------


/1/The S&P 500/Barra Growth Index is an unmanaged capitalization weighted index composed of the highest price-to-book ratio securities in the S&P 500 Index. The S&P 500/Barra Growth Index is designed so that approximately one-half of the S&P 500 market capitalization is characterized as "value" and the other half as "growth."

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------

Thrivent Partner
Growth Stock
Portfolio          $       $       $       $
------------------------------------------------

Thrivent Large Cap Value Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies . Thrivent Financial focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000 Value Index or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least
$   billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.



Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. (Fundamental, quantitative and technical analysis are defined on page -.) These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.




Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -22.85%       27.08%

Best Quarter:       Q2 '03      +15.35%
Worst Quarter:      Q3 '02      -17.25%




             AVERAGE ANNUAL TOTAL RETURNS
          (PERIODS ENDING DECEMBER 31, 2004)
                                              Since
                                            Inception
                                   1 Year   (11/30/01)
Thrivent Large Cap Value Portfolio      %            %
------------------------------------------------------
Russell 1000 Value Index/1/             %          N/A
------------------------------------------------------



/1/The Russell 1000 Value Index measures the performance of large cap value stocks. The Index does not reflect deductions for fees, expenses, or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                   1 Year 3 Years 5 Years 10 Years
--------------------------------------------------

Thrivent Large Cap
Value Portfolio      $       $       $       $
--------------------------------------------------

Thrivent Large Cap Stock Portfolio



--------------------------------------------------------------------------------

Investment Objective

Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent Financial, the investment adviser, focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those in in the S&P 500 Index or the large company market capitalizations classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes
included companies with market capitalizations of at least $      billion.
Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.


Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental,
quantitative and technical analysis are defined on page   .).

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Portfolio is subject to the following principal investment risks:



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.




Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests. Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Capital Growth Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Capital Growth Portfolio, which commenced operations on March 1, 2001.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return      -22.50%       21.36%

Best Quarter:       Q2 '03      +11.87%
Worst Quarter:      Q3 '02      -17.59%





            AVERAGE ANNUAL TOTAL RETURNS
         (PERIODS ENDING DECEMBER 31, 2004)
                                              Since
                                            Inception
                                   1 Year   (3/1/01)
Thrivent Large Cap Stock Portfolio      %           %
-----------------------------------------------------
S&P 500 Index/1/                   28.67%      N/A
-----------------------------------------------------



/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)                        N/A
------------------------------------------------------
Maximum Deferred Sales Charge (Load)               N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------
Management Fees                                      %
------------------------------------------------------
Other Expenses                                       %
------------------------------------------------------
Total Annual Portfolio Operating Expenses            %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                   1 Year 3 Years 5 Years 10 Years
--------------------------------------------------

Thrivent Large Cap
Stock Portfolio      $       $       $       $
--------------------------------------------------

Thrivent Large Cap Index Portfolio



--------------------------------------------------------------------------------

Investment Objective

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index by investing primarily in common stocks comprising the Index.

Investment Strategies


Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. The S&P Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments. Should Thrivent Financial determine that the portfolio would benefit from reducing the percentage of its assets invested in large company common stocks for more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.


Principal Risks


The Portfolio is subject to the following primary investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.



Loss of Principal. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Large Company Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Large Company Index Portfolio, which commenced operations on June 14, 1995.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

               1996   1997   1998    1999  2000   2001    2002    2003   2004
              ------ ------ ------ ------ ------ ------- ------- ------ ------
Annual Return 22.47% 32.59% 28.36% 20.52% -9.18% -12.15% -22.21% 28.21%

Best Quarter:       Q4 '98      +21.28%
Worst Quarter:      Q3 '02      -17.11%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2004)
                                                        Since
                                                      Inception
                                   1 Year   5 Years   (6/14/95)
Thrivent Large Cap Index Portfolio      %         %           %
---------------------------------------------------------------
S&P 500 Index/1/                        %         %      N/A
---------------------------------------------------------------



/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                   1 Year 3 Years 5 Years 10 Years
--------------------------------------------------

Thrivent Large Cap
Index Portfolio      $       $       $       $
--------------------------------------------------

Thrivent Real Estate Securities Portfolio



--------------------------------------------------------------------------------

Investment Objective

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate--or has at least 50% of its assets in real estate. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

This Portfolio may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Thrivent Financial may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Portfolio is subject to the following primary investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.



Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Real Estate Industry Risk. Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Portfolio invests primarily in the real estate industry, the Portfolio's performance will be closely tied to the performance of the real estate markets.




Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Real Estate Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Real Estate Securities Portfolio, which commenced operations on April 30, 2003.



The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                        2004
                       ------
Annual Return

Best Quarter:       Q '04            %
Worst Quarter:      Q '04            %





                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2004)
                                                     Since
                                                   Inception
                                          1 Year   (04/30/03)
Thrivent Real Estate Securities Portfolio      %            %
-------------------------------------------------------------
NAREIT Real Estate 50 Index/1/                 %       N/A/2/
-------------------------------------------------------------



/1/


/2/Performance information for the NAREIT Real Estate 50 Index is not available for the time period shown in the table.




Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------

Thrivent Real Estate
Securities Portfolio   $       $       $       $
----------------------------------------------------

Thrivent Balanced Portfolio



--------------------------------------------------------------------------------

Investment Objective

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Investment Strategy

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the Thrivent Bond Index Portfolio. However, some debt securities may not be the same. Thrivent Financial, the investment adviser will select them in accordance with Thrivent Bond Index Portfolio's strategy.

Thrivent Financial establishes the Portfolio's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Portfolio's weighting in one or both of the other asset classes. Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

                                             Minimum Maximum
                    ----------------------------------------
                    Common Stocks...........   35%     75%
                    Debt Securities.........   25%     50%
                    Money Market Instruments    0%     40%


As of December 31, 2004, the investments in the asset classes were as follows:



                         Percent Weighted
                         -----------------------------
                         Common Stocks...........    %
                         Debt Securities.........    %
                         Money Market Instruments    %
                                                  ----
                         Total................... 100%


Principal Risks


The Portfolio is subject to the following primary investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle also may occur with bond prices. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.



Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.


Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Balanced Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Balanced Portfolio, which commenced operations on June 14, 1995.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

               1996   1997   1998    1999  2000   2001    2002    2003   2004
              ------ ------ ------ ------ ------ ------- ------- ------ ------
Annual Return 13.65% 21.71% 19.27% 11.00% -0.67  -3.49%  -9.25%  17.17%

Best Quarter:       Q4 '98      +11.60%
Worst Quarter:      Q3 '02       -7.87%



                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2004)
                                                             Since
                                                           Inception
                                        1 Year   5 Years   (6/14/95)
Thrivent Balanced Portfolio                  %         %           %
S&P 500 Index/1/                             %         %         N/A
--------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/      %         %         N/A
--------------------------------------------------------------------


/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.
/2/The Lehman Brothers Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed-income securities in the United States:
   U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.


SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                    N/A
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)           N/A
------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                  %
------------------------------------------------------
    Other Expenses                                   %
------------------------------------------------------
    Total Annual Portfolio Operating Expenses        %
------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                  1 Year 3 Years 5 Years 10 Years
-------------------------------------------------

Thrivent Balanced
Portfolio           $       $       $       $
-------------------------------------------------

Thrivent High Yield Portfolio



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Objective

The investment objective of Thrivent High Yield Portfolio is to achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments. The Portfolio will also consider growth of capital as a secondary objective.

Principal Strategies


Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Financial, the Portfolio's investment adviser. The Portfolio invests in securities regardless of the securities' maturity average. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.



Thrivent Financial uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are defined on page -.) Thrivent Financial focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.


Principal Risks


The Portfolio is subject to the following principal investment risks.



Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle also may occur with bond prices. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.



Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.



Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.





Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.


High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.


Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.




Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Thrivent High Yield Portfolio commenced operations on November 2, 1987.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                 1995    1996    1997    1998    1999    2000     2001     2002   2003   2004
                ------  ------  ------  ------  ------  -------  ------  ------- ------  ------
 Annual Return  19.62%  11.55%  14.10%  -1.50%  10.52%  -20.56%  -3.60%  -8.65%  28.00%

 Best Quarter:       Q2 '03       +8.96%
 Worst Quarter:      Q4 '00      -15.06%



                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2004)
                                         1 Year   5 Years   10 Years
Thrivent High Yield Portfolio                 %         %          %
--------------------------------------------------------------------
Lehman Brothers High Yield Bond Index/1/      %         %          %
--------------------------------------------------------------------



/1/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                     N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)            N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                    1 Year 3 Years 5 Years 10 Years
---------------------------------------------------

Thrivent High Yield
Portfolio             $       $       $       $
---------------------------------------------------

Thrivent High Yield Portfolio II



--------------------------------------------------------------------------------

Investment Strategies




Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Financial. The Portfolio invests in securities regardless of the securities' maturity average. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.



Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. (Fundamental,
quantitative and technical analysis are described on page   ). Thrivent
Financial focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.


Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle also may occur with bond prices. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.



Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.



Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.





Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.


High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.


Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the High Yield Bond Portfolio, which commenced operations on March 2, 1998.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                1999   2000    2001   2002    2003   2004
               ------  -----   -----  -----  ------  -----
Annual Return  -4.45%  -1.46%  1.41%  0.40%  25.41%

Best Quarter:       Q4 '02      +9.19%
Worst Quarter:      Q2 '02      -5.17%



                     Average Annual Total Returns
                  (Periods ending December 31, 2004)
                                                                Since
                                                              Inception
                                           1 Year   5 Years   (3/2/98)
Thrivent Partner High Yield Portfolio           %         %           %
-----------------------------------------------------------------------
Merrill Lynch High Yield Cash Pay Index/1/      %         %      N/A
-----------------------------------------------------------------------
Lehman Brothers High Yield Bond Index/2/        %         %      N/A
-----------------------------------------------------------------------

/1/The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1,200 "cash pay" high-yield bonds representative of the high-yield market as a whole.

/2/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate noninvestment grade bonds. The Index does not reflect deductions for fees, expenses or taxes. Because the Lehman Brothers High Yield Bond Index is a more accurate reflection of companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the Merrill Lynch High Yield Cash Pay Index.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses/1/                                  %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                    1 Year 3 Years 5 Years 10 Years
---------------------------------------------------

Thrivent High Yield
Portfolio II          $       $       $       $
---------------------------------------------------

Thrivent Income Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Income Portfolio is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Principal Strategies




The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Financial.



The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Financial.



Thrivent Financial uses fundamental, quantitative, and technical research techniques to determine what debt obligations to buy and sell. (Fundamental,
quantitative and technical analysis are defined on page   .) Thrivent Financial
may purchase bonds of any maturity and focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.


Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.



Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.





Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.


High Yield Risk. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.




Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.


The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Thrivent Income Portfolio commenced operations on January 9, 1987.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

         1995   1996   1997   1998    1999    2000   2001    2002   2003   2004
        ------  -----  -----  -----  ------  ------  -----  -----  -----  ------
Annual
Return  19.36%  3.21%  8.75%  9.37%  -2.01%  10.36%  7.38%  5.75%  8.51%

Best Quarter:       Q2 '95      +6.99%
Worst Quarter:      Q1 '94      -3.99%




                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                        1 Year   5 Years   10 Years
Thrivent Income Portfolio                    %         %          %
-------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/1/      %         %          %
-------------------------------------------------------------------


/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                1 Year 3 Years 5 Years 10 Years
-----------------------------------------------

Thrivent Income
Portfolio         $       $       $       $
-----------------------------------------------

Thrivent Bond Index Portfolio



--------------------------------------------------------------------------------

Investment Objective

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Investment Strategies


Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Lehman Brothers Aggregate Bond Index. Should Thrivent Financial, the Portfolio's investment adviser, determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, it will provide you with at least 60 days notice of such change. The Portfolio does not invest in all of the issues that make up the Index but selects from issuers within the Index. Therefore, the investment adviser expects the investment performance of the Portfolio to approximate the performance of the Index over time.




Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Bond markets also may decline because of factors that affect a particular industry



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.


Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.


Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Bond Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Bond Index Portfolio, which commenced operations on June 14, 1995.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.


How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                  1996  1997   1998   1999   2000    2001   2002   2003   2004
                 -----  -----  -----  -----  -----   -----  -----  -----  -----
Annual Return    3.10%  9.37%  8.59% -1.35%  11.45%  8.47%  9.68%  3.59%

Best Quarter:       Q3 '01      +4.89%
Worst Quarter:      Q1 '96      -1.82%



                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2004)
                                                             Since
                                                           Inception
                                        1 Year   5 Years   (6/14/95)
Thrivent Bond Index Portfolio                %         %           %
--------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/1/      %         %      N/A
--------------------------------------------------------------------


/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                1 Year 3 Years 5 Years 10 Years
-----------------------------------------------

Thrivent Bond
Index Portfolio   $       $       $       $
-----------------------------------------------

Thrivent Limited Maturity Bond Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Limited Maturity Bond Portfolio is to seek a high level of current income consistent with stability of principal.

Principal Strategies


The Portfolio invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the Portfolio is expected to be between one and five years.




Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by Thrivent Financial, the Portfolio's investment adviser. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets form 80% to a lesser amount, you will be notified at least 60 days prior to such a change.


The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the BB major rating category by S&P or the Ba major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Financial.

Thrivent Financial uses fundamental, quantitative, and technical investment analysis techniques to determine what debt obligations to buy and sell.
(Fundamental, quantitative and technical analysis are defined on page   .)
Thrivent Financial focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Bond markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.



Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.



Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall,



Defining
Terms


The average dollar-weighted maturity of a portfolio is determined by calculating the average maturity of each debt security owned by the portfolio, weighting each security according to the amount that it represents in the portfolio. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.




High Yield Risk. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.




Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown. How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.



                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                    2002          2003           2004
                   ------        ------         ------
Annual Return       5.78%        4.48%

Best Quarter:       Q2 '03      +2.47%
Worst Quarter:      Q3 '03      +0.23%




                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
                                              1 Year   (11/30/01)
Limited Maturity Bond Portfolio                    %            %
-----------------------------------------------------------------
Lehman Brothers Government/Corporate 1-5 Year
Bond Index/1/                                      %      N/A
-----------------------------------------------------------------



/1/The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The Index does not reflect deductions for fees, expenses or taxes.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)                   N/A
--------------------------------------------------
Maximum Deferred Sales Charge (Load)          N/A
--------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
Management Fees                                 %
--------------------------------------------------
Other Expenses/1/                               %
--------------------------------------------------
Total Annual Portfolio Operating Expenses       %
--------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------

Thrivent Limited
Maturity Bond
Portfolio          $       $       $       $
------------------------------------------------

Thrivent Mortgage Securities Portfolio



--------------------------------------------------------------------------------

Investment Objective

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation by investing primarily in a diversified Portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans. These securities include mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs) interest only bonds
(IOs) and principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio's assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks


The Portfolio is subject to the following principal investment risks.



Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. Bond markets also may decline because of factors that affect a particular industry.



Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.



Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.


Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.




Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.





Investment Adviser Risk. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility and Performance




The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mortgage Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mortgage Securities Portfolio, which commenced operations on April 30, 2003.



The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                        2004
                       ------
Annual Return

Best Quarter:       Q2 '04            %
Worst Quarter:      Q3 '04            %





                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2004)
                                                      Since
                                                    Inception
                                           1 Year   (04/30/04)
Thrivent Mortgage Securities Portfolio          %            %
--------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities
Index/1/                                        %     N/A/2/
--------------------------------------------------------------



/1/The Lehman Brothers Mortgage-Backed Securities Index is a [  ]


/2/Performance information for the Lehman brothers Mortgage-Backed Securities
   Index is not available for the time period shown in the table.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                      N/A
--------------------------------------------------------
    Maximum Deferred Sales Charge (Load)             N/A
--------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                    %
--------------------------------------------------------
    Other Expenses                                     %
--------------------------------------------------------
    Total Annual Portfolio Operating Expenses          %
--------------------------------------------------------




EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------

Thrivent Mortgage
Securities Portfolio   $       $       $       $
----------------------------------------------------

Thrivent Money Market Portfolio



--------------------------------------------------------------------------------

Investment Objective

The investment objective of Thrivent Money Market Portfolio is to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

Principal Strategies


The Portfolio tries to achieve its objective by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. Thrivent Financial looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.


Thrivent Financial, the Portfolio's investment adviser, uses fundamental investment research techniques to determine what money market instruments to
buy and sell. (Fundamental analysis is defined on page   .)


Thrivent Financial manages the Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Portfolio may maintain a stable $1.00 share price. Those guidelines generally require the Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require Thrivent Money Market Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days.


Under the guidelines, at least 95% of the Portfolio's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Financial to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.


The remainder of the Portfolio's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent Financial to be of comparable quality), or kept in cash.


Principal Risks


The Portfolio is subject to the following principal investment risks.


Credit Risk. Credit risk is the risk that an issuer of a security held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the security may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.


Loss of Principal. The success of the Portfolio's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests.



An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual returns for one, five, and ten years.



The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.



How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 9, 1987.

                                    [CHART]

                           YEAR BY-YEAR TOTAL RETURN

                1995   1996   1997   1998  1999   2000   2001    2002   2003   2004
               -----  -----  -----  -----  -----  -----  -----  -----  -----  ------
Annual Return  5.71%  5.20%  5.43%  5.32%  4.94%  6.21%  3.96%  1.50%  0.84%

Best Quarter:       Q4 '00      +1.57%
Worst Quarter:      Q4 '03      +0.18%



               AVERAGE ANNUAL TOTAL RETURNS
            (PERIODS ENDING DECEMBER 31, 2004)
                                1 Year   5 Years   10 Years
Thrivent Money Market Portfolio      %         %          %
-----------------------------------------------------------


You may call 1-800-328-4552 to obtain the Portfolio's current seven-day yield.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                     N/A
-------------------------------------------------------
    Maximum Deferred Sales Charge (Load)            N/A
-------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
    Management Fees                                   %
-------------------------------------------------------
    Other Expenses                                    %
-------------------------------------------------------
    Total Annual Portfolio Operating Expenses         %
-------------------------------------------------------




Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------

Thrivent Money
Market Portfolio   $       $       $       $
------------------------------------------------

Management

--------------------------------------------------------------------------------

Investment Adviser


Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of Thrivent Series Fund, Inc ("the Fund"). Thrivent Financial and its affiliates have been in the
investment advisory business since 1986 and managed approximately $     billion
in assets as of December 31, 2004, including approximately $     billion in
mutual fund assets.


Thrivent Financial provides investment research and supervision of the assets for the following Portfolios:


Thrivent Aggressive Allocation   Thrivent Large Cap Growth
 Portfolio                        Portfolio II
Thrivent Moderately Aggressive   Thrivent Large Cap Value
 Allocation Portfolio             Portfolio
Thrivent Moderate Allocation     Thrivent Large Cap Stock
 Portfolio                        Portfolio
Thrivent Moderately              Thrivent Large Cap Index
 Conservative Allocation          Portfolio
 Portfolio
Thrivent Technology Portfolio    Thrivent Real Estate Securities
                                  Portfolio
Thrivent Small Cap Stock         Thrivent Balanced Portfolio
 Portfolio
Thrivent Small Cap Index         Thrivent High Yield Portfolio
 Portfolio
Thrivent Mid Cap Growth          Thrivent High Yield
 Portfolio                        Portfolio II
Thrivent Mid Cap Growth          Thrivent Income Portfolio
 Portfolio II
Thrivent Mid Cap Stock Portfolio Thrivent Bond Index Portfolio
Thrivent Mid Cap Index Portfolio Thrivent Limited Maturity
                                  Bond Portfolio
Thrivent Large Cap Growth        Thrivent Mortgage Securities
 Portfolio                        Portfolio
                                 Thrivent Money Market
                                  Portfolio



For each of the other Portfolios listed below (the "Subadvised Portfolios"), Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Portfolio, one or more subadvisers to manage the investments of the Subadvised Portfolios. It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. The Subadvised Portfolios include the following:



Thrivent Partner Small Cap       Thrivent Partner International
 Growth Portfolio                 Stock Portfolio
Thrivent Partner Small Cap Value Thrivent Partner All Cap
 Portfolio                        Portfolio
Thrivent Partner Mid Cap Value   Thrivent Partner Growth Stock
 Portfolio                        Portfolio



Thrivent Financial and the Portfolio have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Financial and the Portfolio, with the approval of the Portfolio's Board of Directors, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolios. Thrivent Financial will notify variable contract owners in the event of any change in the identity of the subadviser of a Portfolio.


Advisory Fees


Each Portfolio pays an investment advisory fee to Thrivent Financial. During the year ended December 31, 2004, Thrivent Financial received the following advisory fees, expressed as a percentage of the Portfolio's average net assets:



Thrivent Technology Portfolio................. %
Thrivent Partner Small Cap Growth Portfolio... %
Thrivent Partner Small Cap Value Portfolio.... %
Thrivent Small Cap Stock Portfolio............ %
Thrivent Small Cap Index Portfolio............ %
Thrivent Mid Cap Growth Portfolio............. %
Thrivent Mid Cap Growth Portfolio II.......... %
Thrivent Mid Cap Stock Portfolio.............. %
Thrivent Mid Cap Index Portfolio.............. %
Thrivent Partner International Stock Portfolio %
Thrivent Partner All Cap Portfolio............ %
Thrivent Large Cap Growth Portfolio........... %
Thrivent Large Cap Growth Portfolio II........ %
Thrivent Partner Growth Stock Portfolio....... %
Thrivent Large Cap Value Portfolio............ %
Thrivent Large Cap Stock Portfolio............ %
Thrivent Large Cap Index Portfolio............ %
Thrivent Real Estate Securities Portfolio..... %
Thrivent Balanced Portfolio................... %
Thrivent High Yield Portfolio................. %
Thrivent High Yield Portfolio II.............. %
Thrivent Income Portfolio..................... %
Thrivent Bond Index Portfolio................. %
Thrivent Limited Maturity Bond Portfolio...... %
Thrivent Mortgage Securities Portfolio........ %
Thrivent Money Market Portfolio............... %



The advisory contract between Thrivent Financial and the Fund provides for the following advisory fees for the following Portfolios:





Thrivent Partner Mid Cap Value Portfolio
         $0-$250 million................  .75%
         More than $250 million.........  .70%
Thrivent Aggressive Allocation Portfolio
         $0-$500 million................  .15%
         More than $500 million......... .125%

Thrivent Moderately Aggressive Allocation Portfolio
$0-$500 million...................  .15%
More than $500 million............ .125%
Thrivent Moderate Allocation Portfolio
$0-$500 million...................  .15%
More than $500 million............ .125%
Thrivent Moderately Conservative Allocation
Portfolio
$0-$500 million...................  .15%
More than $500 million............ .125%







Portfolio Management



This section provides information about the portfolio management for each of the Portfolios. The Statement of Additional Information for the Fund provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares of the Portfolio and the Underlying Portfolios.



Thrivent Aggressive Allocation Portfolio



[Add information about PMs]



Thrivent Moderately Aggressive Allocation Portfolio



[Add information about PMs]



Thrivent Moderate Allocation Portfolio



[Add information about PMs]



Thrivent Moderately Conservative Allocation Portfolio



[Add information about PMs]


Thrivent Technology Portfolio


James A. Grossman and Michael C. Marzolf serve as portfolio co-managers of Thrivent Technology Portfolio.


Mr. Grossman has been portfolio manager for the Thrivent Technology Portfolio since it commenced operations on March 1, 2001. Mr. Grossman has been with Thrivent Financial since 1996, and he has served as a portfolio manager since 2000.




Mr. Marzolf has served as the portfolio manager for the Thrivent Technology Portfolio since January of 2005. From 2003 to 2004 Mr. Marzolf was a Partner and Technology Analyst with Piper Jaffray & Co.


Thrivent Partner Small Cap Growth Portfolio


[DRAFTING NOTE--ASK TURNER AND WESTCAP FOR PM INFO]





Thrivent Financial has engaged Turner Investment Partners, Inc. ("Turner") and Westcap Investors LLC ("Westcap") to serve as the co-subadvisers to the Thrivent Partner Small Cap Growth Portfolio. Turner Investment Partners, Inc. has been in the investment advisory business since 1990 and is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. As of December 31, 2003, Turner managed approximately $12.3 billion in assets including separate accounts and mutual funds. Turner uses an investment advisory group that has day to day responsibility for managing the Thrivent Partner Small Cap Growth Portfolio and developing and executing the Portfolio's investment program.



Westcap Investors LLC has been in the investment advisory business since 1992 and is located at 1111 Santa Monica Boulevard, Suite 820, Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2003, Westcap managed over $3.0 billion in assets including separate accounts and mutual funds. Westcap uses an investment advisory group that has day to day responsibility for managing the Thrivent Partner Small Cap Growth Portfolio and developing and executing the Portfolio's investment program.



Westcap Investors, LLC, a registered investment adviser, is a privately held firm that has managed institutional accounts, including mutual funds, since 1992. Westcap, located at 11111 Santa Monica Boulevard, Los Angeles, California 90025, had approximately $3.3 billion of assets under management as of December 31, 2004.



Gregory S. Weirick and Joshua D. Shaskan, CFA, have co-managed and led the investment team of the Westcap segment of the portfolio. Mr. Weirick, a Managing Director and Co-founder of Westcap, has been with the firm since its inception in 1992. He has specialized in the small cap growth category for over 12 years. Mr. Shaskan, a Managing Director, joined Westcap in 1998 and has 10 years of investment industry experience. Prior to Westcap, Mr. Shaskan work at Wells Fargo securities.



Other members of the team include Geoffrey I. Edelstein, CFA, Richard C. Farra, Jeffrey J. Hoo, CFA, John J. Huber, CFA, and John D. Lawrence, CFA. Mr. Edelstein, Managing Director and Co-founder of Westcap has been with the firm since its inception in 1992. Mr. Farra, Managing Director, joined Westcap in 2003 and has 23 years of investment industry experience. Prior to Westcap, Mr. Farra served as a Portfolio Manager and Analyst for Roxbury Capital Management, a Portfolio Manager at Trust Company of the West, Director of Research and Portfolio Manager at ARCO Investment Management, and an Analyst for Beneficial Standard Investment Management Company. Mr. Hoo, a Senior Vice President/Security Analyst, joined Westcap in 1997 and has 7 years of investment industry experience. Prior to Westcap, Mr. Hoo was a finance manager at Sony Pictures Entertainment and an auditor at KPMG Peat Marwick. Mr. Huber, a Senior Vice President/Security Analyst, joined Westcap in 2000. Prior to Westcap, Mr. Huber was a senior associate at Wilshire Associates and an information technology consultant at Arthur Andersen. Mr. Lawrence, a Security Analyst, joined Westcap in 2003 and has 4 years of investment industry experience. Prior to Westcap, Mr. Lawrence was an Assistant Vice President at Sanders Morris Harris and a Research Associated at Credit Suisse First Boston.

Thrivent Partner Small Cap Value Portfolio


Thrivent Financial has engaged T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Small Cap
Value Portfolio. T. Rowe Price had approximately $    billion under management
as of December 31, 2004. Preston Athey serves as portfolio manager of the Thrivent Partner Small Cap Value Portfolio. Mr. Athey is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, and he is a small company equity portfolio manager. He is also a Vice President and Investment Advisory Committee member of the Small-Cap Stock Fund and a Portfolio Manager on the firm's Global Clean Future Equity Fund. Mr. Athey has been with T. Rowe Price since 1978.


Thrivent Small Cap Stock Portfolio

Christopher J. Serra, CFA serves as portfolio manager of the Thrivent Small Cap Stock Portfolio. Mr. Serra has served as the portfolio manager of the Thrivent Small Cap Stock Portfolio since November 2003. Mr. Serra has been with Thrivent Financial since 1998, and he has served as a portfolio manager since 1999.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer has served as portfolio manager of the Thrivent Small Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Mid Cap Growth Portfolio

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-managers of the Thrivent Mid Cap Growth Portfolio

Mr. Thorkelson has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio since its inception in 1998. Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio since November 2003, and she served as an associate portfolio manager of the portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002. Thrivent Mid Cap Growth Portfolio II

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-managers of the Thrivent Mid Cap Growth Portfolio II.

Mr. Thorkelson has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio II since 2004. Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio II since 2004, and she served as an associate portfolio manager of the portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.


Thrivent Partner Mid Cap Value Portfolio



Eileen Rominger and Andrew Braum serve as portfolio co-managers for the Thrivent Partner Mid Cap Value Portfolio. Ms. Rominger is chief investment officer of GSAM's U.S. Value Team, and has been with GSAM since 1999. Mr. Braum is a portfolio manager for the U.S. Value team, and has been with GSAM since 1997.


Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA and John E. Hintz, CFA serve as portfolio co-managers of the Mid Cap Stock Portfolio.

Mr. Flanagan has served as portfolio manager of the Mid Cap Stock Portfolio since February 2004. Mr. Flanagan has also served in the following capacities to The AAL Mid Cap Stock Fund, a series of an affiliated mutual fund group: portfolio manager since February 2004 and as assistant portfolio manager from 1999 to 2000. Mr. Flanagan has been with Thrivent Financial since 1996, and he has served as a portfolio manager since 2000.

Mr. Hintz has served as portfolio manager of the Mid Cap Stock Portfolio since February 2004. Mr. Hintz also serves as portfolio manager of The AAL Mid Cap Stock Fund, a series of an affiliated mutual fund group. Mr. Hintz has served as Director of Research with Thrivent Financial since 2001, and he served as an equity analyst from 1997 to 2001.

Thrivent Mid Cap Index Portfolio


Kevin R. Brimmer, FSA has served as portfolio manager of the Thrivent Mid Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.


Thrivent Partner International Stock Portfolio


[PM INFO FOR MERCATOR AND TRPI WILL BE ADDED BY SUBSEQUENT AMENDMENT]


Thrivent Financial has engaged T. Rowe Price International, Inc. ("Price International") and Mercator to serve as co-subadvisers of the Thrivent Partner International Stock Portfolio.

Price International, an affiliate of T. Rowe Price Associates, Inc., is located at 100 East Pratt Street, Baltimore, Maryland 21202. Price International has served as investment subadviser for the Thrivent Partner International Stock Portfolio since 2000. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of approximately $22.9 billion under management as of December 31, 2003 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the Thrivent International Stock Portfolio and developing and executing the Portfolio's investment program.

Mercator, a limited partnership organized under the laws of Delaware, is located at 5200 Town Center Circle, Suite 550,

Boca Raton, Florida 33486. Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2003, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund. Mercator has an investment advisory team that has day-to-day responsibility for managing the Thrivent Partner International Stock Portfolio and developing and executing the Portfolio's investment program.

Thrivent Partner All Cap Portfolio


Thrivent Financial has engaged FMR, 82 Devonshire Street, Boston, Massachusetts 02109, as investment subadviser for the Thrivent Partner All Cap Portfolio. In addition, FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, serves as the sub-subadviser for the Thrivent Partner All Cap Portfolio. FMRC will be primarily responsible for choosing investments for the Portfolio. FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers. As of December 31, 2004, FMR and its affiliates had approximately $799 billion in mutual fund assets under management.



Bruce Dirks serves as Portfolio Manager and is responsible for the day-to-day management of the Portfolio. He has been associated with FMR since 2000, and has over 13 years in the financial services industry. Prior to joining FMR, Mr. Dirks served seven years as a Vice President of Investments at TRW Investment Management Corporation.


Thrivent Large Cap Growth Portfolio

Scott A. Vergin has been the portfolio manager of the Thrivent Large Cap Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Growth Portfolio II

Scott A. Vergin has been the portfolio manager of the Thrivent Large Cap Growth Portfolio II since 2004. Mr. Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Partner Growth Stock Portfolio

Thrivent Financial has engaged T. Rowe Price , 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Growth Stock Portfolio. T. Rowe Price has over 67 years of investment management experience. T. Rowe Price had approximately $190.0 billion total assets under management as of December 31, 2003.

Robert W. Smith, Vice President of T. Rowe Price, serves as portfolio manager of the Thrivent Partner Growth Stock Portfolio. Mr. Smith has served as portfolio manager of the Thrivent Partner Growth Stock Portfolio since its inception in November 2001. He also serves as portfolio manager of the T. Rowe Price Growth Stock Fund. He has been employed in the investment management area of T. Rowe Price since 1992.

Thrivent Large Cap Value Portfolio




Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Portfolio since 2004. Mr. Finn was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and Chief Investment Officer of the Growth and Income Group for Evergreen Investment Management Co. from 1998 to 2001.


Thrivent Large Cap Stock Portfolio

Frederick L. Plautz serves as portfolio manager of the Thrivent Large Cap Stock Portfolio. Mr. Plautz has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Large Cap Index Portfolio


Kevin R. Brimmer, FSA has served as portfolio manager of the Thrivent Large Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.


Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer has served as portfolio manager of the Thrivent Real Estate Securities Portfolio since its inception on April 30, 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003. Mr. Pfeifer has been with Thrivent Financial since 1990.

Thrivent Balanced Portfolio

Kevin R. Brimmer, FSA, and Steven H.C. Lee, FSA, serve as portfolio co-managers of the Thrivent Balanced Portfolio.

Mr. Brimmer has served as portfolio manager of the Thrivent Balanced Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial's general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

Mr. Lee has served as portfolio manager of the Thrivent Balanced Portfolio since 2002. Previously, Mr. Lee managed the asset-backed securities and investment-grade corporate bond portfolios in Thrivent Financial's general account. He has been with Thrivent Financial since 1985.

Thrivent High Yield Portfolio


Paul J. Ocenasek serves as portfolio manager of the High Yield Portfolio. Mr. Ocenasek has been with Thrivent Financial since 1987 and has been a portfolio manager since 1997.





Thrivent High Yield Portfolio II





Paul J. Ocenasek serves as portfolio manager of Thrivent High Yield Portfolio II since June 1, 2004. Mr. Ocenasek has been with Thrivent Financial since 1987 and has been a portfolio manager since 1997.

Thrivent Income Portfolio

Michael G. Landreville and Alan D. Onstad serve as portfolio co-managers of the Thrivent Income Portfolio.

Mr. Landreville has served as portfolio manager of the Thrivent Income Portfolio since June 2001. Mr. Landreville has been with Thrivent Financial since 1983, and has served as associate portfolio manager from 1987 through 1997 and as a portfolio manager since 1998.

Mr. Onstad has served as portfolio manager of the Thrivent Income Portfolio since 2002. Mr. Onstad has served as portfolio manager with Thrivent Financial since 1995.

Thrivent Bond Index Portfolio

Steven H.C. Lee, FSA, has served as portfolio manager of the Bond Index Portfolio since 2002. Previously, Mr. Lee managed the asset-backed securities and investment-grade corporate bond portfolios in Thrivent Financial's general account. He has been with Thrivent Financial since 1985.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville has served as portfolio manager of the Limited Maturity Bond Portfolio since its inception in 2001. Mr. Landreville has been with Thrivent Financial since 1983, and has served as associate portfolio manager from 1987 through 1997 and as portfolio manager since 1998.

Thrivent Mortgage Securities Portfolio


Gregory R. Anderson, CFA, CPA and Scott A. Lalim serve as portfolio co-managers of the Thrivent Mortgage Securities Portfolio.


Mr. Anderson has served as portfolio manager of the Thrivent Mortgage Securities Portfolio since it commenced operations on April 30, 2003. He also manages the mortgage-backed securities portfolio of Thrivent Financial's general account. Mr. Anderson has been with Thrivent Financial since 1997.

Mr. Lalim has served as portfolio manager of the Thrivent Mortgage Securities Portfolio since it commenced operation on April 30, 2003. He also manages the commercial mortgage-backed securities portfolio of Thrivent Financial's general account. Mr. Lalim has been with Thrivent Financial since 1976.

Thrivent Money Market Portfolio

William D. Stouten has served as the portfolio manager of the Thrivent Money Market Fund since October 10, 2003. Mr. Stouten has been with Thrivent Financial since 2001, and he has served as a research analyst/trader for the money market funds at Thrivent Financial from 2001 to 2003. Prior to joining Thrivent Financial, Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments


Personnel of Thrivent Financial and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.



The Separate Accounts and the Retirement Plans

--------------------------------------------------------------------------------


Shares in the Fund are currently sold, without sales charges, only to:


.. Separate accounts of Thrivent Financial and Thrivent Life, which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life;



.. Other Portfolios of the Fund; and


.. Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.


The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time. Although neither Thrivent Financial nor the Fund currently foresees any such disadvantage, the Fund's Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts



As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund's Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.


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Pricing of Fund Shares

--------------------------------------------------------------------------------



The price of a Portfolio's shares is based on the Portfolio's net asset value ("NAV"). The Portfolios determine their NAV once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



Thrivent Money Market Portfolio seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Fund's Board of Directors, which utilizes the amortized cost method. Valuing securities held by held by Thrivent Money Market Portfolio on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.



Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the other Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.



Because foreign securities markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security's fair value. As such, different funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.



The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.



Policy Regarding Frequent Purchases and Redemption's



The Board of Directors of the Portfolio has adopted the following policy with respect to frequent purchases and redemption's of shares of the Portfolio. The separate accounts and retirement plans that invest in the Portfolio may make purchases and redemptions in the Portfolios daily. The Portfolio does not restrict this activity. Thrivent Financial and Thrivent Life employ certain monitoring controls which seek to identify and deter market timing and excessive short-term trading with the separate accounts, but the Portfolio cannot provide assurance that this monitoring will be effective. In addition, the terms of the variable contracts may limit the ability of Thrivent Financial and Thrivent Life to deter frequent trading. As a result, the Portfolio can give no assurance that market timing and excessive short-term trading will not occur.


Tax Matters

--------------------------------------------------------------------------------



Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.


Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

                                                                             81

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Other Securities And Investment Practices

--------------------------------------------------------------------------------





The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 2. This section provides addition information about some of the securities and other practices in which certain Portfolios engage, along with their associated risks. The additional strategies in this section are non-principal strategies except as otherwise noted. Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Portfolio, Thrivent Moderate Allocation Portfolio, and Thrivent Moderately Conservative Portfolio may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.


Repurchase Agreements. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.


Mortgage-Backed and Asset-Backed Securities. Each of the Portfolios may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise. (Mortgage-backed and asset-backed securities are Thrivent Balanced Portfolio, Thrivent Income Portfolio, Thrivent Bond Index Portfolio, and Thrivent Limited Maturity Bond Portfolio.)


Zero Coupons. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.




Foreign Securities. Each of the Portfolios may invest in foreign securities. (Foreign securities are a principal strategy for Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio.) Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios except Thrivent Money Market Portfolio may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.


Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.


International Exposure. Each of the Portfolios may have some international exposure (including emerging markets) in their investments. (International exposure is principal strategy for Thrivent Partner International Stock Portfolio.) Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Portfolio shares.




Restricted and Illiquid Securities. Each of the Portfolios may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio's ability to raise cash to

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


meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.


Securities Lending. Each of the Portfolios except Thrivent Money Market Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.



Derivatives. Each of the Portfolios except Thrivent Money Market Portfolio may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).


While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.


Hybrid instruments (a type of potentially high-rise derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.



Foreign Currency Transactions. Thrivent Partner International Stock Portfolio may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Portfolio will generally not enter into a forward contract with a term greater than one year.



Under unusual circumstances, the Portfolio may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the Fund's investment program and the flexibility of the Portfolio to purchase additional securities. Although forward contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.



There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.



High-Yield Bonds. Each of the Portfolios except Thrivent Money Market Portfolio may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Portfolio invests in high-yield bonds, it takes on certain risks:


.. The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

.. Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.


High yield bonds are a principal strategy for Thrivent High Yield Portfolio, Thrivent High Yield Portfolio II, Thrivent Income Portfolio, and Thrivent Limited Maturity Bond Portfolio.



Government Bonds and Municipal Bonds. Each of the Portfolios may invest in government bonds and municipal bonds. As a result, a Portfolio's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Government bonds are a principal strategy for Thrivent Income Portfolio and Thrivent Limited Maturity Bond Portfolio.




Short-Term Trading. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio's transaction costs.


The following Portfolios experienced Portfolio turnover rates during the past fiscal year greater than 100%. [Update]




Initial Public Offering. Each Portfolio may engage in initial public offerings
(IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing. In response to market, economic, political, or other conditions, each Portfolio (other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt instruments for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.


Unusual Opportunities. Each of the Portfolios may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Portfolio could lose money from such an investment.


Financial Highlights

--------------------------------------------------------------------------------


The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios' financial performance for the past five years or, if shorter, the period of the Portfolios' operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by
[      ], independent accountants, whose report, along with the Portfolios'
financial statements, are included in the Annual Reports of the Fund for the fiscal year ended December 31, 2004, which is available upon request.




[The Financial Highlights will be added by a subsequent amendment.]

The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios. Additional information about the Portfolios' investments is available in the annual and semiannual reports of the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual reports, or the semiannual reports, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.




1940 Act File No. 811-4603

                       STATEMENT OF ADDITIONAL INFORMATION


                              Dated April 29, 2005


                                       For

                           THRIVENT SERIES FUND, INC.
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415

                             800-THRIVENT (847-4836)



                    Thrivent Aggressive Allocation Portfolio
               Thrivent Moderately Aggressive Allocation Portfolio
                     Thrivent Moderate Allocation Portfolio
              Thrivent Moderately Conservative Allocation Portfolio
                          Thrivent Technology Portfolio
                   Thrivent Partner Small Cap Growth Portfolio
                   Thrivent Partner Small Cap Value Portfolio
                       Thrivent Small Cap Stock Portfolio
                       Thrivent Small Cap Index Portfolio
                        Thrivent Mid Cap Growth Portfolio
                      Thrivent Mid Cap Growth Portfolio II
                    Thrivent Partner Mid Cap Value Portfolio
                        Thrivent Mid Cap Stock Portfolio
                        Thrivent Mid Cap Index Portfolio
                 Thrivent Partner International Stock Portfolio
                       Thrivent Partner All Cap Portfolio
                       Thrivent Large Cap Growth Portfolio
                     Thrivent Large Cap Growth Portfolio II
                     Thrivent Partner Growth Stock Portfolio
                       Thrivent Large Cap Value Portfolio
                       Thrivent Large Cap Stock Portfolio
                       Thrivent Large Cap Index Portfolio
                    Thrivent Real Estate Securities Portfolio
                           Thrivent Balanced Portfolio
                          Thrivent High Yield Portfolio
                        Thrivent High Yield Portfolio II
                            Thrivent Income Portfolio
                          Thrivent Bond Index Portfolio
                    Thrivent Limited Maturity Bond Portfolio
                     Thrivent Mortgage Securities Portfolio
                         Thrivent Money Market Portfolio



This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Thrivent Series Fund, Inc. (the "Fund") dated April 29, 2005. The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders for the fiscal year ended December 31, 2004 of the Fund are a separate report furnished with this Statement of Additional Information and are incorporated herein by reference. To receive a copy of the Prospectus or the Annual Report for the Fund, write to Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

                                TABLE OF CONTENTS

                                                                          Page

HISTORY OF THE FUND                                                       SAI-3

INVESTMENT POLICIES AND RESTRICTIONS                                      SAI-3

FUND MANAGEMENT                                                           SAI-19

CONTROL PERSONS AND PURCHASES OF SECURITIES                           ----------

INVESTMENT ADVISORY SERVICES                                              SAI-32

OTHER SERVICES                                                            SAI-39

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS                               SAI-41

CAPITAL STOCK                                                             SAI-44

NET ASSET VALUE                                                           SAI-45

TAX STATUS                                                                SAI-48

DISTRIBUTIONS                                                             SAI-48

DESCRIPTION OF DEBT RATINGS                                               SAI-63

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                SAI-55

PROXY VOTING POLICIES                                                 Appendix A

                               HISTORY OF THE FUND


The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), organized as a Minnesota corporation on February 24, 1986. Prior to May 1, 2004, the Fund was known as LB Series Fund, Inc. The Fund is made up of 31 separate series or "Portfolios". Thrivent Aggressive Allocation Portfolio, Each Portfolio of the Fund, is diversified Each Portfolio other than the Thrivent Allocation Portfolios, as defined below, is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.


                      INVESTMENT POLICIES AND RESTRICTIONS

                         Additional Investment Practices

In addition to those practices stated in the Prospectus, various of the Portfolios may purchase the securities or engage in the transactions described below.


                         Thrivent Allocation Portfolios

Each of the Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio (each, a "Thrivent Allocation Portfolio" and collectively, the "Thrivent Allocation Portfolios") is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other series of the Fund. Currently, as required by
Section 12(b)(1)(G) of the "1940 Act, each Thrivent Allocation Portfolio may only invest in other affiliated mutual funds, as well as Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), and must meet certain other conditions. The Thrivent Allocation Portfolios will also invest in other securities as and to the extent permitted by the 1940 Act or rule or order of the Securities and Exchange Commission ("SEC"). As of the date of this SAI, the SEC has proposed but not yet adopted rules that would give funds of funds greater flexibility in the types of investments they can make. If the rules are adopted as proposed, the Thrivent Allocation Portfolios may be able to invest in other investment companies that are unaffiliated with the Fund (to a limited extent) and in other securities such as stocks, bonds and other types of investments.

None of the Thrivent Allocation Portfolios is "diversified" within the meaning of the 1940 Act because it intends to invest primarily in shares of other series of the Fund. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940
Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund's total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.

                                Other Securities


The Thrivent Technology Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Balanced Portfolio and, to the extent permitted by the 1940 or rule or order of the SEC, Thrivent Allocation Portfolios may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

The Thrivent Technology Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, and Thrivent Real Estate Portfolio will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

Thrivent High Yield Portfolio, Thrivent High Yield Portfolio II, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio and Thrivent Mortgage Securities Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.


                                Bank Instruments


Thrivent Money Market Portfolio may invest in bank instruments including, but not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.


Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

                              Repurchase Agreements


Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller's agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by Thrivent Financial for Lutherans ("Thrivent Financial") or a subadviser to be creditworthy.


                              Restricted Securities


The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Portfolios will invest more than 15% of its net assets in illiquid securities (10% in the case of the Thrivent Money Market Portfolio).


                          Reverse Repurchase Agreements


Each Portfolio also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.

The Portfolio will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio's records at the trade date and maintained until the transaction is settled.


                  When-Issued and Delayed Delivery Transactions


Each Portfolio may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.


To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

                            Dollar Roll Transactions


The Portfolios may enter into dollar roll transactions with respect to mortgage securities in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments. While the dollar roll transactions may result in higher transaction costs or higher taxes for the Portfolios, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.


   Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The Portfolios may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as "tranche") has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes ("IOs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes ("POs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are "inverse floaters," which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund's portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

                              Structured Securities

The Portfolios may invest in structured securities. The issuer of a structured security links the security's coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

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

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

                           Variable Rate Demand Notes


The Portfolios may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The extent to which the Portfolios can purchase these securities is subject to Rule 2a-7 under the 1940 Act. These notes are normally not traded, and there is no secondary market for the notes. However, a Portfolko may demand payment of the principal for such Portfolio at any time. The Portfolios' purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might not be able to dispose of the note due to the absence of a secondary market. A Portfolio might suffer a loss to the extent of the default. The Portfolios only invest in variable rate master demand notes when they deem them to involve minimal credit risk.


                               Lending Securities
           (All Portfolios Except the Thrivent Money Market Portfolio)

Consistent with applicable regulatory requirements, each Portfolio may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Portfolio, Thrivent Financial will take into account the investment objective and principal strategies of the Portfolio. For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by carefully selecting of borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Put and Call Options (All Portfolios Except the Thrivent Money Market Portfolio)

As described below, each Portfolio except the Thrivent Money Market Portfolio may invest in options on another security, an index, a currency, or a futures contract. If the option is described as "covered," we hold the security underlying the option or the right to obtain it at no additional cost. If the option is not covered, the Portfolio will earmark liquid securities as collateral. When a Portfolio sells put options, the collateral must be equal to the purchase obligation of the Portfolio, less any amount maintained as margin. When a Portfolio sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling ("Writing") Covered Call Options: The Portfolios may from time to time sell ("write") covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options: The Portfolios may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Option" below). As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security. The Portfolio will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.

Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their investments. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: As part of its options transactions, the Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined Position Options: The Portfolios may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may engage in "straddle" and "spread" transactions. A straddle is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A spread is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Portfolio will depend on Thrivent Financial's or the subadviser's perception of anticipated market movements.

Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this Statement of Additional Information entitled, "Risks of Transactions in Options and Futures".

Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.

Closing Transactions: The Portfolios may dispose of options that they have written by entering into "closing purchase transactions". Those Portfolios may dispose of options that they have purchased by entering into "closing sale transactions". A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received. The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.

                    Financial Futures and Options on Futures
               (All Portfolios Except Thrivent Money Market Polio)

Selling Futures Contracts: The Portfolios may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Portfolios. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures contracts have been designed by and are traded on boards of trade that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker that are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these transactions is different than purchasing securities "on margin". In purchasing securities "on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of "margin" involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a "good faith deposit" by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay "variation margin" equal to the daily change in the value of the position held by the Portfolio.

Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Portfolios may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and
(2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Portfolio intends to purchase. A Portfolio would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Portfolio intends to purchase.

Options on Futures Contracts: The Portfolios may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Portfolio intends to purchase.

Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.

Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Portfolio will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Portfolio's total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

In addition, the Thrivent Partner All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

                               Hybrid Investments
           (All Portfolios Except the Thrivent Money Market Portfolio)

As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high risk derivative) that have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor that the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                  Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Financial or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio's return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Financial's or a Portfolio's subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

                           Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

                           Short Sales Against the Box

The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box". A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss. The Portfolios will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

 Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency Warrants. Foreign currency warrants are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio's use of such contracts would include, but not be limited to, the following:

        (1) When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

        (2) When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio's securities denominated in such foreign currency.

        (3) Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.

        (4) The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

        (5) Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Financial and the subadvisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

                           Other Investment Companies

Each Portfolio may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses that would result in the Fund paying its proportionate share. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws.

                          Exchange Traded Funds (ETFs)
           (All Portfolios Except the Thrivent Money Market Portfolio)

ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase shares in an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

                      Passive Foreign Investment Companies
           (All Portfolios Except the Thrivent Money Market Portfolio)

Each Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments. In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures relating to disclosure of the Portfolios' securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Portfolios or useful to the Portfolios' shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Portfolios do not provide or permit others to provide information about a Portfolio's holdings on a selective basis.

The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.Thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Portfolio, the market value of the Portfolio's holdings, and the percentage of the Portfolio's assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Financial may distribute or authorize the distribution of information about a Portfolio's holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Portfolio. Thrivent Financial may also distribute or authorize distribution of information about a Portfolio's holdings that is not publicly available to the Portfolio's service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, including, without limitation, the custodian, fund accountant, auditor, proxy voting service provider, pricing service, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Portfolios by rating agencies. In addition, the Portfolio may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants advising qualified plans or the Adviser. A Portfolio may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Portfolio with potential transactions and management of the Portfolio.

Information may be disclosed with any frequency and any time lag, as appropriate. Thrivent Financial does not expect to disclose information about a Portfolio's holdings that is not publicly available to the Portfolio's individual or institutional investors or to intermediaries that distribute the Portfolio's shares

Before any non-public disclosure of information about a Portfolio's holdings is permitted, however, the Trust's Chief Compliance Officer or a designated attorney in Thrivent Financial's Securities Law Department must determine that the Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Under no circumstances may the Fund, Thrivent Financial or their affiliates receive any consideration or compensation for disclosing the information.

In accordance with these policies and procedures, the Portfolios have ongoing arrangements to provide the Portfolios' portfolio holding information to State Street Bank and Trust Company (custodian and securities lending agent) at the end of each day, to Lipper, Bloomberg, Vickers Stock Research Corporation, Thompson Financial, Standards & Poors and the Portfolios' subadvisers (limited to the portion of the portfolios managed by the subadviser) on a monthly basis one day after the end of the month, to Morningstar, Inc. on a monthly basis 60 days after the end of the month, and to Callan Associates on a quarterly basis one day after the end of the quarter.

As part of the annual review of the compliance policies and procedures of the Portfolios, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.


                             Investment Limitations


The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the 1940 Act. (Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").) Under these restrictions:


1. None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio's total assets immediately after the time of such borrowing.


2. None of the Portfolios may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.

3. None of the Portfolios will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio. This restriction does not apply to the Thrivent Allocation Portfolios, which are "non-diversified" within the meaning of the 1940 Act.


4. None of the Portfolios will buy or sell real estate, except that any Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

5. None of the Portfolios may purchase or sell commodities or commodity contracts, except that any Portfolio may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6. None of the Portfolios may make loans, except that any Portfolio may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7. None of the Portfolios will underwrite the securities of other issuers, except where the Portfolio may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Portfolio may make pursuant to its fundamental investment restriction on lending.

8. None of the Portfolios will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). In addition, with respect to the Thrivent Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks. This restriction does not apply to the Thrivent Allocation Portfolios, which primarily invest in other Portfolios of the Fund that could be considered to be in the same industry.


The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1. None of the Portfolios will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio's total assets are outstanding. The Portfolios intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2. The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Portfolio's total assets.

3. None of the Portfolios currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4. The fundamental investment restriction with respect to 75% of a Fund's total assets will not invest in repurchase agreements that are collateralized by other investment companies.

The Fund has applied for an exemptive order from the SEC that would allow the Funds to engage in an interfund lending program. In an interfund lending arrangement, the Portfolios directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Portfolios to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Portfolios' interfund lending arrangement is designed to ensure that each Portfolio has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.


Each of the Portfolios, other than the Thrivent Allocation Portfolios, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy is required as a condition for the ability of the Thrivent Allocation Portfolios to invest in other Portfolios of the Fund.

                                 FUND MANAGEMENT

                        The Funds' Directors and Officers


The Board of Directors is responsible for the management and supervision of the Fund's business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of 31 series of the Fund and also serves as:

..       Trustee of Thrivent Mutual Funds, a registered investment company consisting of 24 series, which offers Class A, Class B, and Institutional Class shares
..       Trustee of Thrivent Financial Securities Lending Trust, a registered investment company consisting of one Portfolio that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

The following tables provide information about the Directors and officers of the Fund.


INTERESTED DIRECTOR/(1)/


                                                                     Number of
                                                                     Portfolios
                       Position with                                 in Fund
                       the Fund and       Principal Occupation       Complex      Other
Name, Address          Length of          During the Past 5          Overseen     Directorships Held
and Age                Service/(2)/       Years                      by Director  by Director
-----------------      -----------------  -------------------------  -----------  ----------------------
Pamela J. Moret        President since    Executive Vice President,  56           Lutheran World Relief;
625 Fourth Avenue      2002 and Director  Marketing and                           Minnesota Public Radio
South                  since February     Products, Thrivent
Minneapolis, MN        2004               Financial,  since 2002;
Age 49                                    Senior Vice President,
                                          Products, American
                                          Express Financial
                                          Advisors from 2000 to
                                          2001; Vice President,
                                          Variable Assets,
                                          American Express
                                          Financial Advisors from
                                          1996 to 2000


INDEPENDENT DIRECTORS/(3)/


                                                                     Number of
                                                                     Portfolios
                          Position with                              in Fund
                          the Fund and      Principal Occupation     Complex        Other Directorships
Name, Address             Length of         During the Past 5 Years  Overseen by    Held by Director
and Age                   Service/(2)/                               Director
---------------------  -----------------  -------------------------  -----------  ----------------------
F. Gregory Campbell    Director since     President, Carthage        56           Director, National
625 Fourth Avenue      February 2004      College                                 Association of
South                                                                             Independent Colleges
Minneapolis, MN                                                                   and Universities;
Age 65                                                                            Director, Johnson
                                                                                  Family of Mutual
                                                                                  Funds, Inc., an
                                                                                  investment company
                                                                                  consisting of four
                                                                                  portfolios;
                                                                                  Director, Kenosha
                                                                                  Hospital and Medical
                                                                                  Center; Director,
                                                                                  Prairie School
                                                                                  Board; Director,
                                                                                  United Health
                                                                                  Systems

---------------------  -----------------  -------------------------  -----------  ----------------------
Herbert F. Eggerding,  Director since     Management consultant to   56           None
Jr.                    May 1990           several privately owned
625 Fourth Avenue                         companies
South
Minneapolis, MN
Age 67

---------------------  -----------------  -------------------------  -----------  ----------------------
Noel K. Estenson       Director since     Retired; previously        56           None
625 Fourth Avenue      June 1997          President and Chief
South                                     Executive Officer,
Minneapolis, MN                           CenexHarvestStates (farm
Age 66                                    supply and marketing and
                                          food business)

---------------------  -----------------  -------------------------  -----------  ----------------------
Richard L. Gady        Director since     Retired; previously Vice   56           Director,
625 Fourth Avenue      February 2004      President, Public                       International
South                  Affairs and Chief  Agricultural
Minneapolis, MN                           Economist, Conagra, Inc.                Marketing Association
Age 62                                    (agribusiness)

---------------------  -----------------  -------------------------  -----------  ----------------------
Richard A. Hauser      Director since     President, National        56           Director, The
                       November 2004      Legal Center for the                    Washington Hospital
                                          Public                                  Center

                                                                     Number of
                                                                     Portfolios
                       Position with                                 in Fund
                       the Fund and       Principal Occupation       Complex      Other
Name, Address          Length of          During the Past 5          Overseen     Directorships Held
and Age                Service/(2)/       Years                      by Director  by Director
---------------------  -----------------  -------------------------  -----------  ----------------------
                                          Interest, since
                                          2004; General Counsel,
                                          U.S. Department of
                                          Housing and Urban
                                          Development, 2001-2004;
                                          Partner, Baker &
                                          Hosteller, 1986-2001.

---------------------  -----------------  -------------------------  -----------  ----------------------
Connie M. Levi         Director since     Retired                    56           Director, Norstan,
625 Fourth Avenue      October, 1993                                              Inc.
South
Minneapolis, MN
Age 65

---------------------  -----------------  -------------------------  -----------  ----------------------
Edward W. Smeds        Director and       Retired                    56           Chairman, Carthage
625 Fourth Avenue      Chairperson                                                College
South                  since February
Minneapolis, MN        2004
Age 69

OFFICERS



                           Position with the Fund
Name, Address and Age      and Length of Service/(2)/  Principal Occupation During the Past 5 Years
-------------------------  --------------------------  ----------------------------------------------------------
Pamela J. Moret            President since 2002        Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                Thrivent Financial,  since 2003; Senior Vice President,
Minneapolis, MN                                        Marketing and Products, Thrivent Financial from 2002 to
Age 49                                                 2003; Senior Vice President, Products, American Express
                                                       Financial Advisors from 2000 to 2001; Vice President,
                                                       Variable Assets, American Express Financial Advisors from
                                                       1996 to 2000

-------------------------  --------------------------  ----------------------------------------------------------
Randall L. Boushek         Treasurer and Principal
625 Fourth Avenue South    Accounting Officer since
Minneapolis, MN            2004
Age 48

-------------------------  --------------------------  ----------------------------------------------------------
Katie S. Kloster           Vice President and Chief    Vice President and Rule 38a-1 Chief Compliance Officer
625 Fourth Avenue South    Compliance Officer since    since 2004 previously Vice President and Comptroller of
Minnepolis, MN             2004                        Thrivent Financial
Age 40

-------------------------  --------------------------  ----------------------------------------------------------
Russell W. Swansen         Vice President  since 2004  Chief Investment Officer, Investments, Thrivent Financial
625 Fourth Avenue South                                for Lutherans since 2004, Managing Director, Colonnade
Minneapolis, MN                                        Advisors, LLC ,from 2001 to 2002, President and Chief
Age 47                                                 Investment Officer of PPM American from 1999 to 2000

-------------------------  --------------------------  ----------------------------------------------------------
Nikki L. Sorum             Vice President since 2004   Senior Vice President, Business Development, Thrivent
625 Fourth Avenue South                                Financial
Minneapolis, MN
Age 43

-------------------------  --------------------------  ----------------------------------------------------------
Janice M. Guimond          Vice President since 2005   Vice President, Investment Operations, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 40

-------------------------  --------------------------  ----------------------------------------------------------
Thomas R. Mischka          Vice President and          Vice President of Divisional Support Services, Thrivent
625 Fourth Avenue South    Anti-Money Laundering       Financial for Lutherans since 2003; Vice President of
Minneapolis, MN            Officer since 2003          Marketing from 1997 to 2003, Aid Association for Lutherans
Age 45

-------------------------  --------------------------  ----------------------------------------------------------
Marnie L. Loomans-Thuecks  Vice President since 2004   Vice President, Customer Interaction Department, Thrivent
625 Fourth Avenue South                                Financial for Lutherans since 1999
Minneapolis, MN
Age 42

-------------------------  --------------------------  ----------------------------------------------------------
James E. Nelson            Secretary since 2004        Vice President, Securities Law, Thrivent Financial for
625 Fourth Avenue South                                Lutherans since 2002; Head of Securities Law, Lutheran
Minneapolis, MN                                        Brotherhood from 2001 to 2002;  Counsel and head of
Age 44                                                 Insurance Practice Group, Law Division of ING ReliaStar
                                                       (formerly ReliaStar Financial Corp.) from 1998 to 2001

-------------------------  --------------------------  ----------------------------------------------------------
John C. Bjork              Assistant Secretary         Senior Counsel, Thrivent Financial for
625 Fourth Avenue South    since  2004; Serves at      Lutherans since 2002; Counsel, Lutheran
Minneapolis, MN            discretion of the Board     Brotherhood from 1987 to 2001
Age 51                     until his successor is
                           elected

-------------------------  --------------------------  ----------------------------------------------------------
Marlene J. Nogle           Assistant Secretary since   Senior Counsel, Thrivent Financial for Lutherans since
625 Fourth Avenue South    2000                        2002; Senior Counsel and Assistant Vice President,
Minneapolis, MN                                        Lutheran Brotherhood from 1991 to 2002
Age 57

                           Position with the Fund,
                           Length of Service and
Name, Address and Age      Term of Office              Principal Occupation During the Past 5 Years
-------------------------  --------------------------  ----------------------------------------------------------
Todd J. Kelly              Assistant Treasurer since   Director, Fund Accounting Operations, Thrivent Financial
222 West College Avenue    2002                        for Lutherans since 2002; Manager, Mutual Fund
Appleton, WI                                           Accounting, Aid Association for Lutherans from 1996 to
Age 34                                                 2002

-------------------------  --------------------------  ----------------------------------------------------------
Gerard V. Vaillancourt     Assistant Treasurer since   Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South    2002                        Financial for Lutherans since 2002; Manager--Portfolio
Minneapolis, MN                                        Compliance, Lutheran Brotherhood from 2001 to 2002;
Age 37                                                 Manager--Fund Accounting, Minnesota Life from 2000 to
                                                       2001; Supervisor--Securities Accounting, Lutheran
                                                       Brotherhood from 1998 to 2000



/(1)/"Interested person" of the Fund as defined in the 1940 Act by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.

/(2)/Each Director serves an indefinite term until her or his successor is duly elected and qualified. The bylaws of the Fund provide that each Director must retire at the end of the year in which the Director attains age 70. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
/(3)/The Directors other than Ms. Moret are not "interested persons" of the Fund and are referred to as "Independent Directors."

                      Committees of the Board of Directors

Each Independent Director serves as a member of each Committee. The responsibilities of the Committees are described below.


Audit and Compliance Committee. (Ms. Levi serves as Chair.) The 1940 Act requires that a fund's independent auditors be selected by a majority of those Directors who are Independent Directors. The Audit Committee is responsible for approving the engagement or retention of the Fund's independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, approving audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the system of internal accounting control, and overseeing the legal and regulatory compliance matters of the Funds. The Audit Committee of the Board of Directors held four meetings during the fiscal year ended December 31, 2004.

Contracts Committee. (Mr. Eggerding serves as Chair.) The Contracts Committee assists the Board of Directors in fulfilling its duties to review and approve contracts between the Fund and other entities, including entering into new contracts and renewing existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Directors deems necessary or appropriate for the continuation of operations of each Fund. The Contracts Committee held four meetings during the fiscal year ended December 31, 2004.

Governance Committee. (Mr. Estenson serves as the Chair.) The Governance Committee assists the Board of Directors in fulfilling its duties with respect to the governance of the Fund, including recommendations regarding evaluation of the Board of Directors, compensation of the Directors and composition of the committees and the Board's membership. The Governance Committee makes recommendations regarding nominations for Directors and will consider nominees suggested by shareholders. The Governance Committee held five meetings during the fiscal year ended December 31, 2004.


                   Beneficial Interest in the Fund by Trustees


The following tables provide information as of December 31, 2004 regarding the dollar range of beneficial ownership by each Director in each series of the Fund. In addition, the amount shown in the last column reflects the aggregate amount of each Director's beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Director.

        INTERESTED DIRECTORS


                                                                             Aggregate Dollar Range
                                                                            of Beneficial Ownership
                                                                              in All Registered
                                                                             Investment Companies
                                                                               Overseen by the
                                                                               Director in the
                       Dollar Range of Beneficial Ownership                   Investment Company
  Name of Director            in the Portfolio                                       Complex
-------------------  -----------------------------------------  ---------  ------------------------
Pamela J. Moret      Thrivent Technology Portfolio                   None        Over $100,000
                     Thrivent Partner Small Cap
                      Growth Portfolio                               None
                     Thrivent Partner Small Cap
                      Value Portfolio                                None
                     Thrivent Small Cap Stock Portfolio          $10,001-
                                                                  $50,000
                     Thrivent Small Cap Index Portfolio              None
                     Thrivent Mid Cap Growth Portfolio               None
                     Thrivent Mid Cap Growth Portfolio II            None
                     Thrivent Mid Cap Stock Portfolio                None
                     Thrivent Mid Cap Index Portfolio                None
                     Thrivent Partner International
                      Stock Portfolio                                None
                     Thrivent Partner All Cap Portfolio              None
                     Thrivent Large Cap Growth Portfolio             None
                     Thrivent Large Cap Growth Portfolio II          None
                     Thrivent Partner Growth Stock Portfolio         None
                     Thrivent Large Cap Value Portfolio              None
                     Thrivent Large Cap Stock Portfolio               $1-
                                                                  $10,000
                     Thrivent Large Cap Index Portfolio              None
                     Thrivent Real Estate Securities Portfolio       None
                     Thrivent Balanced Portfolio                     None
                     Thrivent High Yield Portfolio                   None
                     Thrivent HighYield Portfolio II                 None
                     Thrivent Income Portfolio                        $1-
                                                                  $10,000
                     Thrivent Bond Index Portfolio                   None
                     Thrivent Limited Maturity Bond Portfolio        None
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                  $1-
                                                                  $10,000


INDEPENDENT DIRECTORS


                                                                             Aggregate Dollar Range
                                                                            of Beneficial Ownership
                                                                              in All Registered
                                                                             Investment Companies
                                                                               Overseen by the
                                                                               Director in the
                       Dollar Range of Beneficial Ownership                   Investment Company
  Name of Director             in the Portfolio                                       Complex
-------------------  -----------------------------------------  ---------  ------------------------
F. Gregory Campbell  Thrivent Technology Portfolio                  None         Over $100,000
                     Thrivent Partner Small Cap Growth
                      Portfolio                                     None
                     Thrivent Partner Small Cap Value
                      Portfolio                                     None
                     Thrivent Small Cap Stock Portfolio             None
                     Thrivent Small Cap Index Portfolio             None
                     Thrivent Mid Cap Growth Portfolio              None
                     Thrivent Mid Cap Growth Portfolio II           None
                     Thrivent Mid Cap Stock Portfolio               None
                     Thrivent Mid Cap Index Portfolio               None
                     Thrivent Partner International Stock
                      Portfolio                                     None
                     Thrivent Partner All Cap Portfolio             None
                     Thrivent Large Cap Growth Portfolio            None
                     Thrivent Large Cap Growth Portfolio II         None
                     Thrivent Partner Growth Stock Portfolio        None
                     Thrivent Large Cap Value Portfolio             None
                     Thrivent Large Cap Stock Portfolio             None
                     Thrivent Large Cap Index Portfolio             None
                     Thrivent Real Estate Securities Portfolio      None
                     Thrivent Balanced Portfolio                    None
                     Thrivent High Yield Portfolio                  None
                     Thrivent High Yield Portfolio II               None
                     Thrivent Income Portfolio                      None
                     Thrivent Bond Index Portfolio                  None
                     Thrivent Limited Maturity Bond Portfolio       None

                                                                             Aggregate Dollar Range
                                                                            of Beneficial Ownership
                                                                              in All Registered
                                                                             Investment Companies
                                                                               Overseen by the
                                                                               Director in the
                       Dollar Range of Beneficial Ownership                   Investment Company
Name of Director              in the Portfolio                                       Complex
-------------------  -----------------------------------------  ---------  ------------------------
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                 None
-------------------  ----------------------------------------- ----- ----  ------------------------
Herbert F.           Thrivent Technology Portfolio                   None        Over $100,000
Eggerding, Jr.       Thrivent Partner Small Cap Growth
                      Portfolio                                      None
                     Thrivent Partner Small Cap Value
                      Portfolio                                      None
                     Thrivent Small Cap Stock Portfolio              None
                     Thrivent Small Cap Index Portfolio              None
                     Thrivent Mid Cap Growth Portfolio           $10,001-
                                                                  $50,000
                     Thrivent Mid Cap Growth Portfolio II            None
                     Thrivent Mid Cap Stock Portfolio                None
                     Thrivent Mid Cap Index Portfolio                None
                     Thrivent Partner International Stock
                      Portfolio                                      None
                     Thrivent Partner All Cap Portfolio              None
                     Thrivent Large Cap Growth Portfolio         $10,001-
                                                                  $50,000
                     Thrivent Large Cap Growth Portfolio II          None
                     Thrivent Partner Growth Stock Portfolio         None
                     Thrivent Large Cap Value Portfolio              None
                     Thrivent Large Cap Stock Portfolio              None
                     Thrivent Large Cap Index Portfolio              None
                     Thrivent Real Estate Securities
                      Portfolio                                      None
                     Thrivent Balanced Portfolio                     None
                     Thrivent High Yield Portfolio               $10,001-
                                                                  $50,000
                     Thrivent High Yield Portfolio II                None
                     Thrivent Income Portfolio                       None
                     Thrivent Bond Index Portfolio                   None
                     Thrivent Limited Maturity Bond Portfolio        None
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                 None

-------------------  -----------------------------------------  ---------  ------------------------
Noel K. Estenson     Thrivent Technology Portfolio                   None        Over $100,000
                     Thrivent Partner Small Cap Growth
                      Portfolio                                      None
                     Thrivent Partner Small Cap Value
                      Portfolio                                      None
                     Thrivent Small Cap Stock Portfolio              None
                     Thrivent Small Cap Index
                      Portfolio                                      None
                     Thrivent Mid Cap Growth
                      Portfolio                                      None
                     Thrivent Mid Cap Growth Portfolio II            None
                     Thrivent Mid Cap Stock Portfolio                None
                     Thrivent Mid Cap Index Portfolio                None
                     Thrivent Partner International Stock
                      Portfolio                                      None
                     Thrivent Partner All Cap Portfolio              None
                     Thrivent Large Cap Growth Portfolio             None
                     Thrivent Large Cap Growth Portfolio II          None
                     Thrivent Partner Growth Stock Portfolio         None
                     Thrivent Large Cap Value Portfolio              None
                     Thrivent Large Cap Stock Portfolio              None
                     Thrivent Large Cap Index Portfolio              None
                     Thrivent Real Estate Securities
                      Portfolio                                      None
                     Thrivent Balanced Portfolio                     None
                     Thrivent High Yield Portfolio                   None
                     Thrivent High Yield Portfolio II                None
                     Thrivent Income Portfolio                       None
                     Thrivent Bond Index Portfolio                   None
                     Thrivent Limited Maturity Bond Portfolio        None
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                 None

-------------------  -----------------------------------------  ---------  ------------------------
Richard L. Gady      Thrivent Technology Portfolio                   None        Over $100,000
                     Thrivent Partner Small Cap Growth
                      Portfolio                                      None
                     Thrivent Partner Small Cap Value
                      Portfolio                                      None
                     Thrivent Small Cap Stock Portfolio              None
                     Thrivent Small Cap Index Portfolio              None
                     Thrivent Mid Cap Growth Portfolio               None
                     Thrivent Mid Cap Growth Portfolio II            None
                     Thrivent Mid Cap Stock Portfolio                None
                     Thrivent Mid Cap Index Portfolio                None
                     Thrivent Partner International Stock
                      Portfolio                                      None
                     Thrivent Partner All Cap Portfolio              None
                     Thrivent Large Cap Growth Portfolio             None
                     Thrivent Large Cap Growth Portfolio II          None
                     Thrivent Partner Growth Stock Portfolio         None

                                                                             Aggregate Dollar Range
                                                                            of Beneficial Ownership
                                                                              in All Registered
                                                                             Investment Companies
                                                                               Overseen by the
                                                                               Director in the
                       Dollar Range of Beneficial Ownership                   Investment Company
  Name of Director            in the Portfolio                                       Complex
-------------------  -----------------------------------------  ---------  ------------------------
                     Thrivent Large Cap Value Portfolio              None
                     Thrivent Large Cap Stock Portfolio              None
                     Thrivent Large Cap Index Portfolio              None
                     Thrivent Real Estate Securities Portfolio       None
                     Thrivent Balanced Portfolio                     None
                     Thrivent High Yield Portfolio                   None
                     Thrivent High Yield Portfolio II                None
                     Thrivent Income Portfolio                       None
                     Thrivent Bond Index Portfolio                   None
                     Thrivent Limited Maturity Bond Portfolio        None
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                 None

                                                                             Aggregate Dollar Range
                                                                            of Beneficial Ownership
                                                                              in All Registered
                                                                             Investment Companies
                                                                               Overseen by the
                                                                               Director in the
                       Dollar Range of Beneficial Ownership                   Investment Company
  Name of Director               in the Fund                                       Complex
-------------------  -----------------------------------------  ---------  ------------------------
Richard A. Hauser    Thrivent Technology Portfolio                   None        Over $100,000
                     Thrivent Partner Small Cap Growth
                      Portfolio                                      None
                     Thrivent Partner Small Cap Value
                      Portfolio                                      None
                     Thrivent Small Cap Stock Portfolio              None
                     Thrivent Small Cap Index Portfolio              None
                     Thrivent Mid Cap Growth Portfolio               None
                     Thrivent Mid Cap Growth Portfolio II            None
                     Thrivent Mid Cap Stock Portfolio                None
                     Thrivent Mid Cap Index Portfolio                None
                     Thrivent Partner International Stock
                      Portfolio                                      None
                     Thrivent Partner All Cap Portfolio              None
                     Thrivent Large Cap Growth Portfolio             None
                     Thrivent Large Cap Growth Portfolio II          None
                     Thrivent Partner Growth Stock Portfolio         None
                     Thrivent Large Cap Value Portfolio              None
                     Thrivent Large Cap Stock Portfolio              None
                     Thrivent Large Cap Index Portfolio              None
                     Thrivent Real Estate Securities Portfolio       None
                     Thrivent Balanced Portfolio                     None
                     Thrivent High Yield Portfolio                   None
                     Thrivent High Yield Portfolio II                None
                     Thrivent Income Portfolio                       None
                     Thrivent Bond Index Portfolio                   None
                     Thrivent Limited Maturity Bond Portfolio        None
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                 None

-------------------  -----------------------------------------  ---------  ------------------------
Connie M. Levi       Thrivent Technology Portfolio                   None        $50,001-$100,000
                     Thrivent Partner Small Cap Growth
                      Portfolio                                      None
                     Thrivent Partner Small Cap Value
                      Portfolio                                      None
                     Thrivent Small Cap Stock Portfolio              None
                     Thrivent Small Cap Index Portfolio              None
                     Thrivent Mid Cap Growth Portfolio               None
                     Thrivent Mid Cap Growth Portfolio II            None
                     Thrivent Mid Cap Stock Portfolio                None
                     Thrivent Mid Cap Index Portfolio                None
                     Thrivent Partner International Stock
                      Portfolio                                      None
                     Thrivent Partner All Cap Portfolio              None
                     Thrivent Large Cap Growth Portfolio             None
                     Thrivent Large Cap Growth Portfolio II          None
                     Thrivent Partner Growth Stock Portfolio         None
                     Thrivent Large Cap Value Portfolio              None
                     Thrivent Large Cap Stock Portfolio              None
                     Thrivent Large Cap Index Portfolio              None
                     Thrivent Real Estate Securities Portfolio       None
                     Thrivent Balanced Portfolio                     None
                     Thrivent High Yield Portfolio                   None
                     Thrivent High Yield Portfolio II                None
                     Thrivent Income Portfolio                       None
                     Thrivent Bond Index Portfolio                   None
                     Thrivent Limited Maturity Bond Portfolio        None
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                 None

-------------------  -----------------------------------------  ---------  ------------------------
Edward W. Smeds      Thrivent Technology Portfolio                   None        Over $100,000
                     Thrivent Partner Small Cap Growth
                      Portfolio                                      None
                     Thrivent Partner Small Cap Value
                      Portfolio                                      None
                     Thrivent Small Cap Stock Portfolio              None
                     Thrivent Small Cap Index Portfolio              None
                     Thrivent Mid Cap Growth Portfolio               None
                     Thrivent Mid Cap Growth Portfolio II            None

                                                                             Aggregate Dollar Range
                                                                            of Beneficial Ownership
                                                                              in All Registered
                                                                             Investment Companies
                                                                               Overseen by the
                                                                               Director in the
                       Dollar Range of Beneficial Ownership                   Investment Company
Name of Director                 in the Fund                                       Complex
-------------------  -----------------------------------------  ---------  ------------------------

                     Thrivent Mid Cap Stock Portfolio                None
                     Thrivent Mid Cap Index Portfolio                None
                     Thrivent Partner International Stock
                      Portfolio                                      None
                     Thrivent Partner All Cap Portfolio              None
                     Thrivent Large Cap Growth Portfolio             None
                     Thrivent Large Cap Growth Portfolio II          None
                     Thrivent Partner Growth Stock Portfolio         None
                     Thrivent Large Cap Value Portfolio              None
                     Thrivent Large Cap Stock Portfolio              None
                     Thrivent Large Cap Index Portfolio              None
                     Thrivent Real Estate Securities Portfolio       None
                     Thrivent Balanced Portfolio                     None
                     Thrivent High Yield Portfolio                   None
                     Thrivent High Yield Portfolio II                None
                     Thrivent Income Portfolio                       None
                     Thrivent Bond Index Portfolio                   None
                     Thrivent Limited Maturity Bond Portfolio        None
                     Thrivent Mortgage Securities Portfolio          None
                     Thrivent Money Market Portfolio                 None


                     Compensation of Directors and Officers


The Fund makes no payments to any of its officers for services performed for the Fund. The Independent Directors are paid an annual compensation of $80,000 to attend meetings of the Board of Directors of the Fund, the Board of Trustees of Thrivent Mutual Funds, and the Board of Trustees of Thrivent Financial Securities Lending Trust. The Chairman and the "lead" Director are compensated an additional $10,000 per year for each such position. Independent Directors are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors of the Fund. The Directors receive no pension or retirement benefits in connection with their service to the Fund.

The following tables provide the amounts of compensation paid to the Directors either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended December 31, 2004:



   Name and Position        Aggregate Compensation   Total Compensation Paid by
     Of Person                  From Fund            Fund and Fund Complex /(1)/
-------------------------  -----------------------  ----------------------------
Pamela J. Moret /(2)/               $0                         $0
Chairman and Director

F. Gregory Campbell
Director

Herbert F. Eggerding, Jr.
Director

Noel K. Estenson
Director

Richard L. Gady
Director

Richard A. Hauser
Director

Connie M. Levi
Director

Edward W. Smeds
Director



(1) The "Fund Complex" includes the 31 series of the Fund, 24 series of Thrivent Mutual Funds, and Thrivent Financial Securities Lending Trust.
(2)     Interested person" of the Fund as defined in the 1940 Act.

                                 Code of Ethics

The Fund, Thrivent Financial and the subadvisers have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the codes of ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of their respective code of ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                   CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:


.. Separate accounts (the "Accounts") of Thrivent Financial and Thrivent Life Insurance Company ("Thrivent Life"), a subsidiary of Thrivent Financial, which are used to fund benefits under various variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life;
.. Other Portfolios of the Fund; and
.. Retirement plans sponsored by Thrivent Financial.

The Trustees of the retirement plans and the Secretary of the Fund will vote shares owned by the retirement plans and the Fund. The voting rights of variable contract owners, and limitations on those rightrs, are explained in separate prospectuses relating to such variable contracts. Thrivent Financial and Thrivent Life will vote shares attributable to variable contracts in accordance to the voting instructions of the variable contract owners. Any shares of a Portfolio attributable to a variable contract for which no timely voting instructions are received will be voted by Thrivent Financial or Thrivent Life in proportion to voting instructions that are received with respect to all variable contracts participating in the Portfolio. Thrivent Financial and Thrivent Life are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

As of January 31, 2005, the Directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of any Portfolio.


                          INVESTMENT ADVISORY SERVICES

                               Investment Adviser


The Fund's investment adviser, Thrivent Financial, was founded in 1902 under the laws of Wisconsin, and is a fraternal benefit society owned by and operated for its members. The officers and directors of Thrivent Financial who are affiliated with the Fund are set forth below under "Affiliated Persons".

Investment decisions for each of the Portfolios (except Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio) are made by Thrivent Financial, subject to the overall direction of the Board of Directors. Thrivent Financial also provides investment research and supervision of each of the Portfolios' investments (except Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.


                             Investment Subadvisers

Thrivent Financial has engaged subadvisers for Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio. Investment decisions for those Portfolios are made by the subadvisers, subject to the overall direction of the Board of Directors and Thrivent Financial.

Thrivent Partner Small Cap Growth Portfolio

Investment decisions for the Thrivent Partner Small Cap Growth Portfolio are made by Turner Investment Partners, Inc. ("Turner") and Westcap Investors, LLC ("Westcap").

Turner was founded in 1990 and is organized as a Pennsylvania corporation. Robert E. Turner (Chairman and Chief Investment Officer of Turner) may be deemed to be a controlling person of Turner under the 1940 Act. As of December 31, 2003, Turner managed approximately $12.3 billion in assets including separate accounts and mutual funds. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

Westcap was founded in 1992 and is organized as a limited liability company in Delaware. Geoffrey I. Edelstein, and Gregory S. Weirick (each of whom is a Managing Director of Westcap) may be deemed to be controlling persons of Westcap under the 1940 Act. As of December 31, 2003, Westcap managed approximately $2.8 billion in assets including separate accounts and mutual funds. Westcap is located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025.


Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio

Investment decisions for the Thrivent Partner Small Cap Value Portfolio and the Thrivent Partner Growth Stock Portfolio are made by T. Rowe Price Associates, Inc. ("T. Rowe Price").

T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price has over 67 years of investment management experience and approximately $190 billion total assets under management as of December 31, 2003.

Thrivent Partner Mid Cap Value Portfolio

Investment decisions for Thrivent Partner Mid Cap Value Portfolio are made by Goldman Sachs Asset Management, L.P. ("GSAM") which Thrivent Financial has engaged as investment subadviser for the Portfolio. GSAM has been in the investment advisory business since ___ and, as of December 31, 2004, managed approximately $__ billion in assets including separate accounts and mutual funds. [Identify PM or 5 members of a team]


Thrivent Partner International Stock Portfolio

Investment decisions for the Thrivent Partner International Stock Portfolio are made by Mercator Asset Management, LP ("Mercator") and T. Rowe Price International, Inc. ("Price International"). Mercator is a limited partnership organized under the laws of Delaware. Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2004, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund. Mercator has an investment advisory team that has day-to-day responsibility for managing the Thrivent International Stock Portfolio and developing and executing the Portfolio's investment program.

Price International manages the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors. Price International is one of the leading international mutual fund asset managers with the U.S. equivalent of about $22.9 billion under management as of December 31, 2004 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International is a wholly-owned subsidiary of T. Rowe Price Finance, Inc., which in turn is a wholly-owned subsidiary of T. Rowe Price Associates, Inc.

Thrivent Partner All Cap Portfolio


Investment decisions for the Thrivent Partner All Cap Portfolio are made by Fidelity Management & Research Company ("FMR"), which serves as the subadviser for the Portfolio. Thrivent Financial has engaged FMR to manage the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors. FMR Co, Inc., a wholly-owned subsidiary of FMR, serves as sub-subadviser for the Portfolio.

FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers. As of December 31, 2004, FMR and its affiliates had approximately $799 billion in mutual fund assets under management.

FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMR Co. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

Affiliated Persons

The following directors and officers of Thrivent Financial, the Fund's investment adviser, are affiliated with the Fund:



                                                  Position with Thrivent
Affiliated Person          Position with Fund     Financial
----------------------  ------------------------  ----------------------------
Pamela J. Moret         President                 Executive Vice President

Russell W. Swansen      Vice President            Senior Vice President and
                                                  Chief Investment Officer

James E. Nelson         Secretary and Chief       Vice President and Assistant
                        Legal Officer             Secretary

Randall L. Boushek      Treasurer                 Senior Vice President and
                                                  Chief Financial Officer

Katie S. Kloster        Vice President and Chief  Vice President and Rule
                        Compliance Officer        206(4)-7 Chief Compliance
                                                  Officer and Chief Financial
                                                  Officer

Nikki L. Sorum          Vice President            Senior Vice President

Janice -Guimond         Vice President            Vice President,
                                                  Investment Operations
Marnie Loomans-         Vice President            Vice President
 Theucks

Thomas R. Mischka       Vice President and        Vice President
                        Anti-Money
                        Laundering Officer

John C. Bjork           Assistant Secretary       Assistant Secretary

Marlene J. Nogle        Assistant Secretary       Assistant Secretary

                       Advisory and Subadvisory Agreements


The investment advisory agreement provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Thrivent Financial or Thrivent Life and all other expenses of the Fund (other than those assumed by Thrivent Financial), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders' reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund's custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders' meetings and expenses relating to the issuance, registration and qualification of shares of the Fund.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Directors. The vote for approval must include the approval of a majority of the Directors who are not interested persons (as defined in the Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. With respect to a particular Portfolio, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Directors or by the vote of a majority of the outstanding shares of such Portfolio. The adviser may terminate the agreement on 60 days written notice to the Fund.

Board Reapproval of Investment Advisory Agreement and Investment Subadvisory Agreements

At its meeting on November 9, 2004, the Board of Directors, including the Independent Directors, unanimously voted to reapprove the current investment advisory agreement ("Advisory Agreement") between the Funds and Thrivent Financial (the "Adviser") and the current investment subadvisory agreements with Price International ("Price International Agreement"), FMR ("FMR Agreement"), and T. Rowe Price ("T.Rowe Price Agreement"). In connection with its reapproval of the Advisory Agreement and the Price International Agreement, the FMR Agreement, and the T. Rowe Price Agreement, the Board considered the following factors:

1. The nature, extent and quality of the services provided by the Adviser, Price International, FMR, and T. Rowe Price.
2. The investment performance of the Portfolios and the Adviser and Price International, FMR, and T. Rowe Price.
3. The costs of the services provided and profits realized by the Adviser and Price International, FMR, and T. Rowe Price.
4.      The extent to which economies of scale may be realized as the grow.
5. Whether fee breakpoint levels reflect these economies of scale for the benefit of the Portfolio's shareholders.

In connection with the renewal process for the Advisory Agreement and the Price International Agreement, the FMR Agreement, and the T. Rowe Price Agreement, during the meetings of the Contracts Committee of the Board (consisting of each of the Independent Directors of the Board) on August 24 and November 9, 2004, the Contracts Committee reviewed information it had previously requested from Fund management addressing the factors listed above. This information included a report prepared by Lipper, Inc., which evaluated the advisory fees, the total operating expenses and the performance of each of the Portfolios in comparison to a peer group of comparable mutual funds; detailed information prepared by Fund management with respect to the costs of services provided to the Portfolios, fees charged, including effective advisory fees that take into account breakpoints, and profit realized by the Adviser and its affiliates that provide services to the Portfolios; information regarding the types of services furnished to the Portfolios, personnel providing the services, staff additions, systems improvements and plans for further hiring; and performance information prepared by management.

In addition, at these meeting and prior meetings, the Contracts Committee and the Board received reports on actions being taken to improve performance of certain of the Portfolios. The Contracts Committee was represented by independent counsel throughout these meetings and during a private session of the Independent Directors to consider reapproval of the Advisory Agreement, the Price International Agreement, the FMR Agreement, and the T. Rowe Price Agreement. The Contracts Committee also received a memorandum from independent counsel summarizing the responsibilities under the 1940 Act in reviewing advisory contracts. The Contracts Committee's and the Board's consideration of the factors listed above and information provided to it is discussed below.

Nature, Extent and Quality of Services

At each of the quarterly meetings of the Fund during 2004, management presented information describing the services furnished to the Fund by the Adviser under the current Advisory Agreement and separate Administration and Accounting Services Agreements, as well as the services provided by Price International, FMR, and T. Rowe Price. During these meetings, management reported on the investment management, portfolio trading and compliance functions provided to the Fund under the current Advisory Agreement. The Contracts Committee considered information relating to the investment experience and educational backgrounds of recently hired portfolio managers, research analysts and trading desk personnel.

The Board received reports at each of its quarterly meetings from the Fund's Chief Investment Officer and the directors of equity and fixed income investing. In addition, the Board noted that it had, over the past year, met with a majority of the Fund's portfolio managers, the head of the research area and the lead trader for equities, which gave the Board an opportunity to evaluate their abilities, experience, and the quality of service they provide to the Portfolios. The Board also considered the portfolio manager changes made during the first quarter of 2004, which were part of the Adviser's plan to address portfolio performance issues of several Portfolios in a proactive and decisive manner. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser, and the Adviser's oversight of subadvisers of the Portfolio. The Board considered the importance of the compliance and oversight functions to the successful operation of the Portfolios, and expressed satisfaction with the quality of service provided by the Adviser.

Management also reviewed with the Board its commitment to invest between $4 and $5 million to enhance its investment management capabilities. The hiring of a new Chief Investment Officer and recent portfolio manager, research analyst and trading desk personnel changes were highlighted as examples of the Adviser's commitment to the Fund. Additionally, management discussed current searches for additional portfolio managers, research analysts and trading desk personnel. Management also reviewed investments in systems technology to improve trading, portfolio compliance and investment reporting functions. The Board viewed these actions as a significant factor in approving the current advisory agreement as they demonstrated the Adviser's commitment to provide the Fund with quality service and competitive investment performance.

Management reviewed with the Contracts Committee and the Board the administrative and accounting services provided to the Portfolios under the Advisory, Administration and Accounting Services Agreements. These services include, among others, accounting, financial reporting, legal, compliance, record keeping and internal audit. The Board considered the necessity of these services for the continued successful operation of the Portfolios, and evaluated the quality of the services. As part of this review, the Board also generally considered the experience and skill levels of personnel providing these services. The Board concluded that the Adviser has provided a consistent, high level of quality service for these essential functions, which also was a significant factor in the Board's approval of the Advisory Agreement.

Investment Performance

The Contracts Committee requested and reviewed comparative performance information prepared by Lipper, Inc. ("Lipper"), which compared each of the Portfolios to comparable funds selected by Lipper. The reports showed that six of the eleven Portfolios with a five-year history had performance above their Lipper medians, eight of the sixteen Portfolios with three-year histories had performance rankings above their medians and fifteen of the twenty-six Portfolios have one-year performance at or above their Lipper medians. The Contracts Committee also reviewed year-to-date through September 30, 2004 performance information prepared by management comparing the Portfolios against their Lipper categories. The year-to-date information evidenced improved performance over that nine-month period. The Contracts Committee and the Board noted that the improved performance coincided with portfolio management changes made by the Adviser over that period. Management also discussed with the Board its initiative to build competitive long-term performance track records, focusing on 3, 5 and 10 year performance. The Board considered the Portfolios' improving performance and the Adviser's initiative to build competitive performance as important factors in reapproving the Advisory Agreement. The Board concluded that the performance of the individual Portfolios was either satisfactory compared to an independently selected peer group of funds or that the Adviser had taken appropriate actions to improve Portfolio performance.

The Contracts Committee and the Board also reviewed a report prepared by Fund managmenet with respect to the subadvisory performance of Price International, FMR, and T. Rowe Price for the period ending September 30, 2004. The report showed that that the 3-year performance of Thrivent Partner International Stock Portfolio was above its Lipper median, while the year-to-date performance was at the 80th percentile, and the Contracts Committee and the Board noted that Portfolio's relative performance in the international large cap growth universe has improved during the year. The report also showed that the one-year performance for Thrivent All Cap Portfolio was slightly below its Lipper median while the year-to-date performance was above its Lipper median, and both the one-year and year-to-date performance for Thrivent Partner Growth Stock performance was above its Lipper median. The Contracts Committee and the Board noted the attraction of the Fidelity and T. Rowe Price brands.

Cost of Services and Profitability to Adviser

The Contracts Committee reviewed the Adviser's Statement of Operations by Line of Business for the Nine Months ended September 30, 2004. The Board reviewed the comparative income, expense and profit margins of the business lines, noting that the pre tax profit margin for the Adviser reflected expenses incurred by the Adviser as part of its plan to reinvest approximately $4-$5 million in its advisory operations. The Board also noted the voluntary fee caps and reimbursements provided by the Adviser for several of the Portfolios. It also reviewed revenues and expenses of the Adviser relating to the accounting and administration services it provides to the Portfolios under separate agreements.

The Board also reviewed information prepared by Lipper, comparing each of the Portfolio's effective advisory fees (which take into account breakpoints) with advisory fees of their peer group funds. The data prepared by Lipper showed that all but six of the Portfolios have advisory fees below the Lipper peer group median.

From its review of the Lipper data and expense and profit information provided by the Adviser, the Contracts Committee concluded that the profit earned by the Adviser for investment management, accounting and administrative services was reasonable in light of the fees charged and its commitment to make further investments in its investment management operations. The Contracts Committee also noted that the Lipper data compared the Portfolios' "effective advisory fees" (i.e., after fee waivers and reimbursements) with the "effective advisory fees" charged by their peers. The Contracts Committee concluded that the advisory fees charged to the Portfolios for the investment management services were reasonable, particularly in light of the Lipper comparative data.

Economies of Scale and Breakpoints

The Contracts Committees also reviewed information provided by the Adviser related to the breakpoints in the Advisory Agreement. The Adviser explained that its general goal with respect to breakpoints is that the effective advisory fee for each Portfolio should be at or below median effective advisory fee of its Lipper peer group. The data prepared by Lipper showed that all but six of the Portfolios have advisory fees below the Lipper peer group median. The Adviser added additional breakpoints to the advisory fees for Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Large Cap Index Portfolio, and Thrivent Bond Index Portfolio, which resulted in an immediate reduction in the advisory fees for Thrivent Large Cap Index Portfolio. The Contracts Committee noted that, while the Lipper data indicates that the Portfolios are priced competitively to their peer group, it requested the Adviser to provide further information at the next meeting of the Portfolios regarding the extent to which the breakpoint levels of the Portfolios reflect the economies of scale for the benefit of the Portfolios' shareholders.

Based on the factors discussed above, the Contracts Committee recommended continuation of the Advisory Agreement, and the Board, including all of the Independent Trustees, approved continuation of the Advisory Agreement with the Adviser.

Board Approval of New Investment Advisory and Subadvisory Agreements

On February 11, 2004, the Board of Directors, including the Independent Directors, unanimously voted to approve the current investment subadvisory agreements with T. Rowe Price respect to Thrivent Partner Small Cap Value Portfolio and Mercator with respect to Thrivent Partner International Stock Portfolio. In connection with its consideration of the current subadvisory agreement with T. Rowe Price with respect to Thrivent Partner Small Cap Value Portfolio, the Board of Directors reviewed an in-person presentation by T. Rowe Price and information regarding the investment personnel and portfolio management approach of T. Rowe Price, the performance and style consistency of comparable Portfolios managed by T. Rowe Price, and the subadvisory fee structure. In connection with its consideration of the current subadvisory agreements with Mercator with respect to Thrivent Partner International Stock Portfolio, the Board of Directors reviewed an in-person presentation by Mercator regarding the investment personnel and portfolio management approach of Mercator, the performance and style consistency of Mercator in managing international portfolios, and information describing the effect of using a growth style manager and a value style manager for Thrivent Partner International Stock Portfolio. After reviewing all of these factors the Board of Directors, including the Independent Directors, unanimously approved the investment subadvisory agreements with T. Rowe Price and Mercator for an initial two-year period.

On May 18, 2004, the Board of Directors, including the Independent Directors, unanimously voted to approve the current investment subadvisory agreements with Turner and Westcap with respect to Thrivent Partner Small Cap Growth Portfolio. In connection with its consideration of the current subadvisory agreement with Turner and Westcap, the Contracts Committee reviewed in-person presentations by Turner and Westcap and information regarding the investment personnel and portfolio management approach of both Turner and Westcap, the performance and style consistency of comparable Portfolios managed by Turner or Westcap, the subadvisory fee structure, and information describing the effect of using two subadvisers for the Portfolio. After reviewing all of these factors the Board of Directors, including the Independent Directors, unanimously approved the investment subadvisory agreements with Turner and Westcap for initial two-year periods.

On February 8, 2005, the Board of Directors, including the Independent Directors, unanimously voted to approve the current investment advisory agreement with Thrivent Financial with respect to Thrivent Partner Mid Cap Value Portfolio and the Thrivent Allocation Portfolios and the current investment subadvisory agreement with GSAM with respect to Thrivent Partner Mid Cap Value Portfolio. On February 7, 2005, the Contracts Committee reviewed an in-person presentation by Thrivent Financial management recommending that each of the five new Portfolios should be authorized. The report indicated that the mid cap value asset class ranks 5th out of all asset classes for five-year net flows and the fund of funds asset category ranks 3rd out of all asset classes for five-year net flows. The report also included detailed information regarding the proposed advisory fees and pro forma tables of the total operating expenses for each of the new Portfolios in comparison to the median advisory fees and operating expenses for their respective peer groups. The Contracts Committee and the Board also took note of the factors considered by the Contracts Committee and the Board with respect to the reapproval of the investment advisory agreement for the other Portfolios. In connection with its consideration of the current subadvisory agreement with GSAM, the Contracts Committees considered an in-person presentation by GSAM, which included information regarding the investment personnel and portfolio management approach of GSAM, the performance and style consistency of comparable Portfolios managed by GSAM, and the proposed subadvisory fee. After reviewing all of these factors, the Board of Directors, including the Independent Directors, unanimously approved the investment advisory agreement with respect to Thrivent Partner Mid Cap Value Portfolio and the Thrivent Allocatioin Portfolios and the investment subadvisory agreement with GSAM with respect to Thrivent Partner Mid Cap Value Portfolio for initial two-year periods.

                                  Advisory Fees


Thrivent Financial receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.

        Thrivent Technology         All assets                          .75%
         Portfolio

        Thrivent Partner Small Cap  $0-$500 million                    1.00%
         Growth Portfolio           More than $500 million              .90%

        Thrivent Partner Small Cap  All assets                          .80%
         Value Portfolio

        Thrivent Small Cap Stock    $0-$200 million                     .70%
         Portfolio                  More than $200 million but not      .65%
                                     over $1 billion
                                    More than $1 billion but not        .60%
                                     over $2.5 billion
                                    More than $2.5 billion but not      .55%
                                     over $5 billion
                                    More than $5 billion               .525%

        Thrivent Small Cap Index    $0-$250 million                     .35%
         Portfolio                  More than $250 million but not      .30%
                                     over $500 million
                                    More than $500 million but not      .25%
                                     over $1 billion
                                    More than $1 billion but not        .20%
                                     over $1.5 billion                  .15%
                                    More than $1.5 billion but not
                                     over $2 billion                    .10%
                                    More than $2 billion

        Thrivent Mid Cap Growth     All assets                          .40%
         Portfolio

        Thrivent Mid Cap Growth     $0-$500 million                     .90%
         Portfolio II               More than $500 million              .80%

        Thrivent Partner Mid Cap    $0-$250 million                     .75%
         Value Portfolio            More than $250 million              .70%

        Thrivent Mid Cap Stock      $0-$200 million                     .70%
         Portfolio                  More than $200 million but not      .65%
                                     over $1 billion
                                    More than $1 billion but not        .60%
                                     over $2.5 billion
                                    More than $2.5 billion but not      .55%
                                     over $5 billion
                                    More than $5 billion               .525%

        Thrivent Mid Cap Index      $0-$250 million                     .35%
         Portfolio                  More than $250 million but not      .30%
                                     over $500 million
                                    More than $500 million but not      .25%
                                     over $1 billion
                                    More than $1 billion but not        .20%
                                     over $1.5 billion                  .15%
                                    More than $1.5 billion but not
                                     over $2 billion
                                    More than $2 billion                .10%

        Thrivent Partner            All assets                          .85%
         International Stock
         Portfolio

        Thrivent Partner All Cap    $0-$500 million                     .95%
         Portfolio                  More than $500 million              .90%

        Thrivent Large Cap Growth   All assets                          .40%
         Portfolio

        Thrivent Large Cap Growth   $0-$500 million                     .80%
         Portfolio II               More than $500 million              .70%

        Thrivent Partner Growth     $0-$500 million                     .80%
         Stock Portfolio            More than $500 million              .70%

        Thrivent Large Cap Value    All assets                          .60%
         Portfolio

        Thrivent Large Cap          $0-$500 million                     .65%
         Stock Portfolio            More than $500 million but not     .575%
                                     over $1 billion
                                    More than $1 billion but not       .475%
                                     over $2.5 billion

                                    More than $2.5 billion but not      .45%
                                     over $5 billion
                                    More than $5 billion               .425%

        Thrivent Large Cap Index    $0-$250 million                     .35%
         Portfolio                  More than $250 million but not      .30%
                                     over $500 million
                                    More than $500 million but not      .25%
                                     over $1 billion
                                    More than $1 billion but not        .20%
                                     over $1.5 billion
                                    More than $1.5 billion but          .15%
                                     not over $2 billion
                                    More than $2 billion                .10%

        Thrivent Real Estate        All assets                          .80%
         Securities Portfolio

        Thrivent Balanced           $0-$250 million                     .35%
         Portfolio                  More than $250 million              .30%

        Thrivent High Yield         All assets                          .40%
         Portfolio

        Thrivent High Yield         All assets                          .40%
         Portfolio II

        Thrivent Income Portfolio   All assets                          .40%

        Thrivent Bond Index         $0-$250 million                     .35%
                                    More than $250 million              .30%

        Thrivent Limited Maturity   All assets                          .40%
         Bond Portfolio

        Thrivent Mortgage           All assets                          .50%
         Securities Portfolio

        Thrivent Money Market       All assets                          .40%
         Portfolio

        Thrivent Aggressive         $0-$500 million                     .15%
         Allocation Portfolio       More than $500 million              .15%

        Thrivent Moderately         $0-$500 million                     .15%
         Aggressive Allocation      More than $500 million but         .125%
         Portfolio                   not over $1 billion

        Thrivent Moderate           $0-$500 million                     .15%
         Allocation Portfolio       More than $500 million but         .125%
                                     not over $1 billion

        Thrivent Moderately         $0-$500 million                     .15%
         Conservative Allocation    More than $500                     .125%
         Portfolio


During the last three fiscal years, Thrivent Financial was paid the following total dollar amounts under the investment advisory contracts then in effect.

                Portfolio                          12/31/04    12/31/03       12/31/02
        ----------------------------------------  ---------  ------------  -------------
        Thrivent Technology Portfolio                        $    181,984  $     64,127

        Thrivent Partner Small Cap Growth                         266,068       181,794
         Portfolio

        Thrivent Partner Small Cap Value                           53,481            --
         Portfolio

        Thrivent Small Cap Stock Portfolio                        792,910       239,945

        Thrivent Small Cap Index Portfolio                      1,068,394     1,041,858

        Thrivent Mid Cap Growth Portfolio                       1,589,011     1,746,953

        Thrivent Mid Cap Growth Portfolio II                      201,922       144,342

        Thrivent Mid Cap Stock Portfolio                          341,579       191,525

        Thrivent Mid Cap Index                                    165,245        76,977

        Thrivent Partner International Stock                    2,924,865     3,248,021
         Portfolio

        Thrivent Partner All Cap Portfolio                        377,777       306,243

        Thrivent Large Cap Growth Portfolio                     8,904,944    10,758,643

        Thrivent Large Cap Growth Portfolio II                    244,542       163,792

        Thrivent Partner Growth Stock Portfolio                   387,098       232,599

        Thrivent Large Cap Value Portfolio                        888,066       401,162

        Thrivent Large Cap Stock Portfolio                      1,068,709       414,448

        Thrivent Large Cap Index Portfolio                      1,921,940     2,039,438

        Thrivent Real Estate Securities                           136,812            --
         Portfolio

        Thrivent Balanced Portfolio                             2,078,597     2,156,957

        Thrivent High Yield Portfolio                           3,118,763     3,460,890

        Thrivent High Yield Portfolio II                          226,365       145,010

        Thrivent Income Portfolio                               4,464,521     4,783,013

        Thrivent Bond Index Portfolio                             790,763       472,582

        Thrivent Limited Maturity Bond Portfolio                  766,012       393,756

        Thrivent Mortgage Securities Portfolio                     74,580            --

        Thrivent Money Market Portfolio                         1,266,807     1,445,375



Investment Subadvisory Fees

Thrivent Financial pays an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Small Cap Growth Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Growth Portfolio's average daily net assets subadvised by Turner. The subadvisory fee is equal to 0.65% of average daily net assets.

Thrivent Financial pays Westcap an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Small Cap Growth Portfolio. The fee payable is equal to a percentage of the Thrivent

Partner Small Cap Growth Portfolio's average daily net assets subadvised by Westcap. The subadvisory fee is equal to 0.50% of average daily net assets.

Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Mid Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Mid Cap Value Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to .50% of average daily net assets up to $250 million and .45% of average daily net assets over $250 million.

Thrivent Financial pays Price International an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner International Stock Portfolio. The fee payable is equal to the following percentage of Thrivent Partner International Stock Portfolio's average daily net assets subadvised by Price International:

                0.75% on the first $20 million of average daily net assets 0.60% on the next $30 million of average daily net assets 0.50% on the next $150 million of average daily net assets 0.50% of all average daily net assets when assets exceed $200 million /1/
                0.45% of all average daily net assets when assets exceed $500 million /1/

/1/ When average daily net assets exceed this amount, the annual rate is applicable to all amounts subadvised by Price International in Thrivent Partner International Stock Portfolio. For purposes of determining breakpoints, the subadvised assets invested in Thrivent Partner International Stock Fund will be included in determining average daily net assets.

Thrivent Financial pays Mercator an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner International Stock Portfolio. The fee payable is equal to a percentage of the Thrivent Partner International Stock Portfolio's average daily net assets subadvised by Mercator. The subadvisory fee is equal to 0.47% of average daily net assets.


Thrivent Financial pays FMR an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner All Cap Portfolio. The fee payable is equal to a percentage of the Thrivent Partner All Cap Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to .60% of average daily net assets up to $100 million, .55% of average daily net assets over $100 million but not over $500 million, .50% of average daily net assets over $500 million but not over $750 million, and .45% of average daily net assets over $750 million.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Growth Stock Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Growth Stock Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to 0.45% of average daily net assets up to $50 million, 0.40% of average daily net assets over $50 million but not over $500 million, and 0.35% of the average daily net assets over $500 million.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Small Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Value Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to 0.600% of the first $500 million average daily net assets, and 0.545% of the average daily net assets over $500 million.

                                 OTHER SERVICES

                                    Custodian

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the securities held by the Portfolios and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.


                  Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, an independent registered public accounting firm, provides professional services to the Fund, including audits of the Fund's annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

Administration Contract

Thrivent Financial provides administrative personnel and services necessary to operate the Portfolios on a daily basis for a fee equal to 0.03 percent of each Portfolios' average daily net assets. Thrivent Partner Small Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent High Yield Portfolio, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio, and Thrivent Money Market Portfolio began paying the administrative services fee on January 1, 2004. Thrivent Technology Portfolio, Thrivent Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Balanced Portfolio, Thrivent High Yield Portfolio II, Thrivent Bond Index Portfolio, and Thrivent Mortgage Securities Portfolio began paying an administrative services fee equal to 0.02 percent on January 1, 2004, and have paid an administrative services fee equal to 0.03 percent since May 1, 2004. The total dollar amounts paid to Thrivent Financial for administrative services for the fiscal year ending December 31, 2004 are as follows:

                              Portfolio
                              Thrivent Technology
                              Portfolio

                              Thrivent Partner
                              Small Cap Growth
                              Portfolio

                              Thrivent Partner
                              Small Cap Value
                              Portfolio

                              Thrivent Small Cap
                              Stock Portfolio

                              Thrivent Small Cap
                              Index Portfolio

                              Thrivent Mid Cap
                              Growth Portfolio

                              Thrivent Mid Cap
                              Growth Portfolio II

                              Thrivent Mid Cap
                              Stock Portfolio

                              Thrivent Mid Cap
                              Index Portfolio

                              Thrivent Partner
                              International Stock
                              Portfolio

                              Thrivent Partner All
                              Cap Portfolio

                              Thrivent Large Cap
                              Growth Portfolio

                              Thrivent Large Cap
                              Growth Portfolio II

                              Thrivent Partner
                              Growth Stock
                              Portfolio

                              Thrivent Large Cap
                              Value Portfolio

                              Thrivent Large Cap
                              Stock Portfolio

                              Thrivent Large Cap
                              Index Portfolio

                              Thrivent Real Estate
                              Securities Portfolio

                              Thrivent Balanced
                              Portfolio

                              Thrivent High Yield
                              Portfolio

                              Thrivent High Yield
                              Portfolio II

                              Thrivent Income
                              Portfolio

                              Thrivent Bond Index
                              Portfolio

                              Thrivent Limited
                              Maturity Bond
                              Portfolio

                              Thrivent Mortgage
                              Securities Portfolio

                              Thrivent Money
                              Market Portfolio

Accounting Services Agreement

Pursuant to an Accounting Services Agreement (Agreement) between the Fund and Thrivent Financial, Thrivent Financial provides certain accounting and pricing services to the Portfolios. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Portfolios.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The payments for the past three fiscal years are shown below.




        Portfolio              12/31/04   12/31/03   12/31/02
        -------------------    --------   --------   --------
        Thrivent Technology
        Portfolio

        Thrivent Partner
        Small Cap Growth
        Portfolio

        Thrivent Partner
        Small Cap Value
        Portfolio

        Thrivent Small Cap
        Stock Portfolio

        Thrivent Small Cap
        Index Portfolio

        Thrivent Mid Cap
        Growth Portfolio

        Thrivent Mid Cap
        Growth Portfolio II

        Thrivent Mid Cap
        Stock Portfolio

        Thrivent Mid Cap
        Index Portfolio

        Thrivent Partner
        International Stock
        Portfolio

        Thrivent Partner All
        Cap Portfolio

        Thrivent Large Cap
        Growth Portfolio

        Thrivent Large Cap
        Growth Portfolio II

        Thrivent Partner
        Growth Stock
        Portfolio

        Thrivent Large Cap
        Value Portfolio

        Thrivent Large Cap
        Stock Portfolio

        Thrivent Large Cap

        Portfolio              12/31/04   12/31/03   12/31/02
        -------------------    --------   --------   --------
        Index Portfolio

        Thrivent Real Estate
        Securities Portfolio

        Thrivent Balanced
        Portfolio

        Thrivent High Yield
        Portfolio

        Thrivent High Yield
        Portfolio II

        Thrivent Income
        Portfolio

        Thrivent Bond Index
        Portfolio

        Thrivent Limited
        Maturity Bond
        Portfolio

        Thrivent Mortgage
        Securities Portfolio

        Thrivent Money
        Market Portfolio

                   BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

                             Brokerage Transactions


In connection with the management of the investment and reinvestment of the assets of the Portfolios, the Advisory Contract authorizes Thrivent Financial, acting by its own officers, directors or employees or by a subadviser, including Turner, Westcap, GSAM, Price International, Mercator, FMR, and T. Rowe Price, to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Financial and the subadvisers will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Financial and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.


Thrivent Financial and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Financial or a subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Financial or a subadviser.

The Fund's Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.


The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Financial, Turner, Westcap, GSAM, Price International, Mercator, FMR, and T. Rowe Price, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Financial and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.


                             Affiliated Transactions

FMR. FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR may also place trades with Archipelago ECN, an electronic communication network in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

                              Brokerage Commissions

During the last three fiscal years, the Portfolios paid the following brokerage fees:



                        Portfolio                  12/31/04   12/31/03    12/31/02
        -----------------------------------------  --------  ----------  ----------
        Thrivent Technology Portfolio                        $  106,355  $   42,719

        Thrivent Partner Small Cap Growth                        65,235      82,605
         Portfolio

        Thrivent Partner Small Cap Value                         44,434         N/A
         Portfolio

        Thrivent Small Cap Stock Portfolio                      586,617     182,190

        Thrivent Small Cap Index Portfolio                       95,202     109,681

        Thrivent Mid Cap Growth Portfolio                     2,249,845   2,390,612

        Thrivent Mid Cap Growth Portfolio II                     83,221     147,741

        Thrivent Mid Cap Stock Portfolio                        164,125      83,107

        Thrivent Mid Cap Index Portfolio                         57,804      27,940

        Thrivent Partner International Stock                    581,318     487,255
         Portfolio

        Thrivent Partner All Cap Portfolio /(1)/                140,057     211,355

        Thrivent Large Cap Growth Portfolio                   7,481,955   8,284,261

        Thrivent Large Cap  Growth Portfolio II                 230,484     140,151

        Thrivent Partner Growth Stock Portfolio                  70,760      70,318

        Thrivent Large Cap Value Portfolio                      231,995     264,189

        Thrivent Large Cap Stock Portfolio                      325,433      66,867

        Thrivent Large Cap Index Portfolio                       52,519      93,618

        Thrivent Real Estate Securities Portfolio                82,903         N/A

        Thrivent Balanced Portfolio                              36,430     125,573

        Thrivent High Yield Portfolio                            45,704      18,184

        Thrivent High Yield Portfolio II                          4,226           0

        Thrivent Income Portfolio                                 7,225           0

        Thrivent Bond Index Portfolio                                 0           0

        Thrivent Limited Maturity Bond Portfolio                    565           0

        Thrivent Mortgage Securities Portfolio                        0         N/A

        Thrivent Money Market Portfolio                               0           0



(1) The aggregate amount of commissions paid to affiliated brokerage firms by Thrivent All Cap Portfolio was $___ in 2004, $5,368.92 in 2003, and $0 in 2002.

The following table indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the fiscal year ended December 31, 2004. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.


                                                                   Aggregate
        Portfolio                                    Commissions  Transactions
        ------------------------------------------   -----------  ------------
        Thrivent Technology Portfolio

        Thrivent Partner Small Cap Growth
        Portfolio

        Thrivent Partner Small Cap Value Portfolio

        Thrivent Small Cap Stock Portfolio

        Thrivent Small Cap Index Portfolio

        Thrivent Mid Cap Growth Portfolio

        Thrivent Mid Cap Growth Portfolio II

        Thrivent Mid Cap Stock Portfolio

        Thrivent Mid Cap Index Portfolio

        Thrivent Partner International Stock
        Portfolio /(1)/

        Thrivent Partner All Cap Portfolio

                                                                   Aggregate
        Portfolio                                    Commissions  Transactions
        ------------------------------------------   -----------  ------------
        Thrivent Large Cap Growth Portfolio

        Thrivent Large Cap  Growth Portfolio II

        Thrivent Partner Growth Stock Portfolio

        Thrivent Large Cap Value Portfolio

        Thrivent Large Cap Stock Portfolio

        Thrivent Large Cap Index Portfolio

        Thrivent Real Estate Securities Portfolio

        Thrivent Balanced Portfolio

        Thrivent High Yield Portfolio

        Thrivent High Yield Portfolio II

        Thrivent Income Portfolio

        Thrivent Bond Index Portfolio

        Thrivent Limited Maturity Bond Portfolio

        Thrivent Mortgage Securities Portfolio

        Thrivent Money Market Portfolio



                             Portfolio Turnover Rate

The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent Financial or a subadviser deems changes in a Portfolio's assets appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short term trading profits, a Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio's investment objective. A higher degree of equity trading activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:

        Portfolio                    12/31/04    12/31/03        12/31/02
        -------------------------    --------    --------        --------
        Thrivent Technology                          68%             57%
        Portfolio

        Thrivent Partner Small                       52%             29%
        Cap Growth Portfolio

        Thrivent Partner Small                       54%/(1)/       N/A
        Cap Value Portfolio

        Thrivent Small Cap                          122%             92%
        Stock Portfolio

        Thrivent Small Cap                           15%             17%
        Index Portfolio

        Thrivent Mid Cap                             79%             51%
        Growth Portfolio

        Thrivent Mid Cap                            105%            171%
        Growth  Portfolio II

        Thrivent Mid Cap Stock                       85%             59%
        Portfolio

        Thrivent Mid Cap Index                       25%             14%
        Portfolio

        Thrivent Partner                             26%             20%
        International  Stock
        Portfolio

        Thrivent Partner All                        163%            192%
        Cap Portfolio

        Thrivent Large Cap                          101%             83%
        Growth Portfolio

        Thrivent Large Cap                          261%            214%
        Growth  Portfolio II

        Thrivent Partner Growth                      41%             37%
        Stock Portfolio

        Thrivent Large Cap                           32%            104%
        Value Portfolio

        Thrivent Large Cap                           33%              7%
        Stock Portfolio

        Thrivent Large Cap                            1%             6%
        Index Portfolio

        Thrivent Real Estate                         45%/(1)/       N/A
        Securities Portfolio

        Thrivent Balanced                            69%             25%
        Portfolio

        Thrivent High Yield                          86%             79%
        Portfolio

        Thrivent High Yield                          95%            100%
        Portfolio II

        Thrivent Income                             251%            151%
        Portfolio

        Thrivent Bond Index                         213%             38%
        Portfolio

        Thrivent Limited                            255%            236%
        Maturity Bond Portfolio

        Thrivent Mortgage                           921%/(1)/       N/A
        Securities Portfolio



        /(1)/For the period from April 30, 2003 (effective date) to December 31, 2003.


                                  CAPITAL STOCK

The total number of shares of capital stock which the Fund has authority to issue is 10,000,000,000 shares of the par value of .01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board of Directors.


                              Class                             Number of Shares
        -----------------------------------------------------   ----------------
        Thrivent Technology Portfolio Capital Stock               125,000,000

        Thrivent Partner Small Cap Growth Portfolio               125,000,000
         Capital Stock

        Thrivent Partner Small Cap Value Portfolio                125,000,000
         Capital Stock

        Thrivent Small Cap Stock Portfolio Capital Stock          150,000,000

        Thrivent Small Cap Index Portfolio Capital Stock          200,000,000

        Thrivent Mid Cap Growth Portfolio Capital Stock           400,000,000

        Thrivent Mid Cap Growth Portfolio II Capital Stock        125,000,000

        Thrivent Mid Cap Stock Portfolio Capital Stock            125,000,000

        Thrivent Mid Cap Index Portfolio Capital Stock            150,000,000

        Thrivent Partner International Stock Portfolio            400,000,000
         Capital Stock /(1)/

        Thrivent Partner All Cap Portfolio Capital Stock          125,000,000

        Thrivent Large Cap Growth Portfolio Capital Stock       1,000,000,000

        Thrivent Large Cap  Growth Portfolio II Capital Stock     125,000,000

                              Class                             Number of Shares
        -----------------------------------------------------   ----------------

        Thrivent Technology Portfolio Capital Stock               125,000,000

        Thrivent Partner Growth Stock Portfolio Capital Stock     125,000,000

        Thrivent Large Cap Value Portfolio Capital Stock          200,000,000

        Thrivent Large Cap Stock Portfolio Capital Stock          400,000,000

        Thrivent Large Cap Index Portfolio Capital Stock          200,000,000

        Thrivent Real Estate Securities Portfolio Capital         150,000,000
         Stock

        Thrivent Balanced Portfolio Capital Stock                 400,000,000

        Thrivent High Yield Portfolio Capital Stock             1,000,000,000

                              Class                             Number of Shares
        -----------------------------------------------------   ----------------

        Thrivent High Yield Portfolio II Capital Stock            200,000,000

        Thrivent Income Portfolio Capital Stock                 1,000,000,000

        Thrivent Bond Index Portfolio Capital Stock               200,000,000

        Thrivent Limited Maturity Bond Portfolio                  200,000,000
         Capital Stock

        Thrivent Mortgage Securities Portfolio                    125,000,000
         Capital Stock

        Thrivent Money Market Portfolio Capital Stock           2,000,000,000

        Thrivent Partner Mid Cap Value Portfolio                  125,000,000

        Thrivent Aggressive Allocation Portfolio                  125,000,000

        Thrivent Moderately Aggressive Allocation Portfolio       125,000,000

        Thrivent Moderate Allocation Portfolio                    125,000,000

        Thrivent Moderately Conservative Allocation Portfolio     125,000,000


Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors. In addition, and subject to any applicable statutory requirements, the Board of Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.


The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder's name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the 1940 Act shares will be voted by individual class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the 1940 Act) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.


The shares, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares relate. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to the Portfolios.

Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.

                                 NET ASSET VALUE
          (All Portfolios Except the Thrivent Money Market Portfolio).


The net asset value per share is determined at the close of each day the New York Stock Exchange (the "NYSE") is open, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the 1940 Act.


Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.

The market value of each Portfolio's securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:

..       Equity securities traded on the NYSE or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at prices within the range of the current bid and asked prices considered best to represent value in the circumstances.

..       Equity securities not traded on a national securities exchange are valued at prices within the range of the current bid and asked prices considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

..       Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Financial may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

..       Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

Short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values. If during such periods events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange ratequoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                 NET ASSET VALUE

                        (Thrivent Money Market Portfolio)

Securities held by the Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Thrivent Money Market Portfolio would receive if it sold the security.

The Thrivent Money Market Portfolio anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of 1.00 per share and the Thrivent Money Market Portfolio will use its best efforts to do so. However, such maintenance at 1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Thrivent Money Market Portfolio and the Thrivent Money Market Portfolio is compelled to sell such securities at a time when the prices that it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Thrivent Money Market Portfolio should have negative net income. It is expected that the Thrivent Money Market Portfolio will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

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(1)     The Directors must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) from the Thrivent Money Market Portfolio's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Directors deem appropriate and reasonable in light of current market conditions, and the Directors must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2) In the event such deviation from the Thrivent Money Market Portfolio's net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Directors must promptly consider what action should be initiated by them, and when the Directors believe the extent of any deviation from the Thrivent Money Market Portfolio's net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Directors);

(3) The Thrivent Money Market Portfolio may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4) The Thrivent Money Market Portfolio must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Directors determine present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

(5) The Thrivent Money Market Portfolio must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which the Thrivent Money Market Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940
Act) that are determined to present minimal credit risks. In general, the term "Eligible Security" is limited to any security that:

(1) (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO") or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e.. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

(2) is unrated but is of comparable quality to a rated security as described in (1), above, and that at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO's three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of the Thrivent Money Market Portfolio's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, with the balance of the Thrivent Money Market Portfolio's assets invested in "second tier" eligible securities as defined in Rule 2a-7. For this purpose, "second tier" eligible securities generally are those that have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. The Thrivent Money Market Portfolio may not invest more than the greater of 1% of its total assets or 1 million in "second tier" eligible securities of any single issuer.

                                   TAX STATUS

The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:

..       derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;
..       invest in securities within certain statutory limits; and
..       distribute at least 90% of its ordinary income to shareholders.

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It is each Portfolio's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Portfolio is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending December 31.

                                  DISTRIBUTIONS

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

                                    Dividends

Dividends are declared and paid as follows:


Declared daily and         Thrivent High Yield Portfolio II
paid daily                 Thrivent Income Portfolio
                           Thrivent Limited Maturity Bond Portfolio
                           Thrivent Mortgage Securities Portfolio
                           Thrivent High Yield Portfolio
                           Thrivent Bond Index Portfolio


Declared daily and         Thrivent Money Market Portfolio
paid monthly


Declared and paid          Thrivent Partner Small Cap Growth Portfolio
annually                   Thrivent Mid Cap Growth Portfolio
                           Thrivent Mid Cap Growth Portfolio II
                           Thrivent Partner Mid Cap Value Portfolio
                           Thrivent Partner International Stock Portfolio
                           Thrivent Partner All Cap Portfolio
                           Thrivent Large Cap Growth Portfolio
                           Thrivent Large Cap Growth Portfolio II
                           Thrivent Partner Growth Stock Portfolio
                           Thrivent Large Cap Value Portfolio
                           Thrivent Technology Portfolio
                           Thrivent Partner Small Cap Value Portfolio
                           Thrivent Small Cap Stock Portfolio
                           Thrivent Small Cap Index Portfolio
                           Thrivent Mid Cap Stock Portfolio
                           Thrivent Mid Cap Index Portfolio
                           Thrivent Large Cap Stock Portfolio
                           Thrivent Large Cap Index Portfolio
                           Thrivent Real Estate Securities Portfolio
                           Thrivent Balanced Portfolio
                           Thrivent Aggressive Allocation Portfolio
                           Thrivent Moderately Aggressive Allocation Portfolio
                           Thrivent Moderate Allocation Portfolio
                           Thrivent Moderately Conservative Allocation Portfolio


Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

                                  Capital Gains

While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Financial or the subadviser believes it to be advisable. Such changes may result in the realization of capital gains. Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in February.

Contract owners should review the documents pertaining to their variable contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

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                           DESCRIPTION OF DEBT RATINGS

                               Ratings by Moody's

Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

..       Leading market positions in well-established industries.
..       High rates of return of funds employed.
..       Conservative capitalization structures with moderate reliance on debt and ample asset protection.
..       Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
..       Well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to

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        variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                          Ratings by Standard & Poor's

Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC      The rating CC typically is currently highly vulnerable to nonpayment.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper:

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a "BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

           REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

                   [To be provided by subsequent amendment.]

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                                   Appendix A

                              PROXY VOTING POLICIES

The Fund has adopted the proxy voting policies of Thrivent Financial for Lutherans and Thrivent Investment Management, Inc. Those policies, and the proxy voting policies of its subadvisers, are described below.

                      THRIVENT FINANCIAL FOR LUTHERANS AND
                       THRIVENT INVESTMENT MANAGEMENT INC.
                    PROXY VOTING PROCESS AND POLICIES SUMMARY

..       RESPONSIBILITY TO VOTE PROXIES

Overview. Thrivent Financial for Lutherans and Thrivent Investment Management Inc. ("Thrivent Financial") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser ("Thrivent Funds") and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent Financial has adopted Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations. One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

..       ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio Compliance and Valuation Committee. Thrivent Financial's Portfolio Compliance and Valuation Committee ("Compliance Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. While the Compliance Committee sets voting guidelines and serves as a resource for Thrivent Financial portfolio management, it does not have proxy voting authority for any Thrivent Fund or institutional account. Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment Operations. The Investment Operations Staff ("Investment Operations") is responsible for administering the proxy voting process as set forth in the Policies and Procedures, and for ensuring that all meeting notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

..       HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Compliance Committee relies upon ISS research in helping to establish Thrivent

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Finanicial's proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to Thrivent Financial through both ProxyMaster.com and VoteX, ISS web-based applications. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies inconsistently with Thrivent Financial's policies as set by the Compliance Committee and instruct Investment Operations to vote all proxies accordingly. Portfolio managers who vote their proxies inconsistent with Thrivent Financial's guidelines are required to document the rationale for their vote. Investment Operations is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition Issues - Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board's work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

Executive and Director Compensation - Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors - Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

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Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues -
Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management's interests and shareholders' interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

Social, Environmental and Corporate Responsibility Issues - In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, Investment Operations enters votes electronically into ISS's ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

The Compliance Committee is also responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Compliance Committee using recommendations from ISS, an independent third party.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by Investment Operations to the Compliance Committee for immediate resolution. The Compliance Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company's proxy.

REPORTING AND RECORD RETENTION

Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent Financial retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently than the Thrivent Financial voting guidelines. In addition, any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines, Compliance Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years.

Vote Summary Reports will be generated for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Reports normally cover quarterly or annual periods.

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                     FIDELITY MANAGEMENT & RESEARCH COMPANY

The following Proxy Voting Guidelines were established by the Fidelity Board of Trustees of the funds, after consultation with Fidelity Management & Research Company (FMR), the subadviser to the Thrivent Partner All Cap Portfolio. (The guidelines are reviewed periodically by FMS and by the non-interested Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I.      General Principles

        A. Except as set forth herein, portfolio securities should generally be voted in favor of incumbent directors and in favor of routine management proposals.

        B. Non-routine proposals covered by the following guidelines should generally be voted in accordance with the guidelines.

        C. Non-routine proposals not covered by the following guidelines or other special circumstances should be evaluated by the appropriate FMR analyst or portfolio manager, subject to review by the President or General Counsel of FMR or the General Counsel of FMR Corp. A significant pattern of such non-routine proposals or other special circumstances should be referred to the Committee on Operations or its designee.

II. Portfolio shares should generally be voted against anti-takeover proposals, including:

        A. Fair Price Amendments, except those that consider only a two year price history and are not accompanied by other anti-takeover measures.

        B. Classified Boards. FMR will generally vote in favor of proposals to declassify a board of directors. FMR will consider voting against such a proposal if the issuer's Articles of Incorporation or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

        C.      Authorization of "Blank Check" Preferred Stock.

        D.      Golden Parachutes:

                1. Accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

                2.      Compensation contracts for outside directors.

                3. Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment.

                4. Adoption of a Golden or Tin Parachute will result in our withholding authority in the concurrent or next following vote on the election of directors.

        E.      Supermajority Provisions.

        F.      Poison Pills:

                1. Introduction of a Poison Pill without shareholder approval will result in FMR withholding authority in the concurrent or next following vote on the election of directors. In addition, extension of an existing Poison Pill or the adoption of a new Poison Pill without shareholder approval upon the expiration of an existing Pill will result in FMR withholding authority in the concurrent or next following vote on the election of directors.

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

                2. FMR will consider not withholding its authority on the election of directors if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than 5 years; and (d) shareholder approval is required to reinstate the expired Pill. In addition, the Funds will consider not withholding authority on the election of directors if company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, the Funds would withhold their vote from the election of directors at that next meeting.

                3. FMR will generally withhold authority on the election of directors if a company refuses, upon request by FMR, to amend a Poison Pill Plan to allow the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine not to withhold authority on the election of directors if a company's Poison Pill Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

                4. Portfolio shares will be voted for shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

                5. If shareholders are requested to approve adoption of a Poison Pill plan, the Funds will, in general, consider voting in favor of the Poison Pill plan if: (a) the board has adopted a Poison Pill with a sunset provision;
                        (b) the Pill is determined to be linked to a business strategy that will result in greater value for the shareholders; (c) the term is generally not longer than 5 years; (d) shareholder approval is required to reinstate an expired Pill; (e) the Pill contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and
                        (f) the Pill allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine to vote in favor of a company's Poison Pill Plan if the Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

        G. Elimination of, or limitation on, shareholder rights (e.g., action by written consent, ability to call meetings, or remove directors).

        H.      Transfer of authority from shareholders to directors.

        I. Reincorporation in another state (when accompanied by anti-takeover provisions).

III.    Stock Option Plans

        A. Stock Option plans should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against Stock Option Plan adoptions or amendments to authorize additional shares if:

                1. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

                2. The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

                3. The Board may, without shareholder approval, (i) materially increase the benefits accruing to participants under the plan, (ii) materially increase the number

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

                        of securities which may be issued under the plan, or
                        (iii) materially modify the requirements for participation in the plan.

                4. The granting of options to non-employee directors is subject to management discretion, the plan is administered by a compensation committee not comprised entirely of non-employee directors or the plan is administered by a board of directors not comprised of a majority of non-employee directors, versus non-discretionary grants specified by the plan's terms.

                5. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines 2, 3 and 4 immediately above if such shares meet both of two conditions:

                        a. They are granted by a compensation committee composed entirely of independent directors.

                        b. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

                6. The plan's terms allow repricing of underwater options, or the Board/Committee has repriced options outstanding under the plan in the past 2 years. However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms, or board resolution, are met:

                        a. The repricing is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

                        b. The repricing is rarely used and then only to maintain option value due to extreme circumstances beyond management's control; and

                        c. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

                7. Furthermore, if a compensation committee composed entirely of independent directors determines that options need to be granted to employees other than the company's executive officers, that no shares are currently available for such options under the company's existing plans, and that such options need to be granted before the company's next shareholder meeting, then the company may reprice options in an amount not to exceed an additional 5% or 10%, as applicable, if such company seeks authorization of at least that amount at the very next shareholders' meeting.

                8. For purposes of this Guideline III, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

        B. FMR will generally withhold its authority on the election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

        C. Proposals to reprice outstanding stock options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to reprice outstanding options based upon whether the proposed repricing is consistent with the interests of shareholders, taking into account such factors as:

                1. Whether the repricing proposal excludes senior management and directors;

                2. Whether the options proposed to be repriced exceeded FMR's dilution thresholds when initially granted;

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

                3. Whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model;

                4. The company's relative performance compared to other companies within the relevant industry or industries;

                5. Economic and other conditions affecting the relevant industry or industries in which the company competes and;

                6. Any other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

IV. Restricted Stock Awards ("RSA") should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against RSA adoptions or amendments to authorize additional shares if:

        A. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

        B. The Board may materially alter the RSA without shareholder approval, including a provision that allows the Board to lapse or waive restrictions at its discretion.

        C. The granting of RSAs to non-employee directors is subject to management discretion, versus non-discretionary grants specified by the plan's terms.

        D. The restriction period is less than 3 years. RSAs with a restriction period of less than 3 years but at least 1 year are acceptable if the RSA is performance based.

        E. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines B, C and D immediately above if such shares meet both of two conditions:

                1. They are granted by a compensation committee composed entirely of independent directors.

                2. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

        F. For purposes of this Guideline IV, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

V.      Other Stock-Related Plans should be evaluated on a case-by-case basis:

        A. Omnibus Stock Plans - vote against entire plan if one or more component violates any of the criteria in parts III or IV above, except if the component is de minimus. In the case of an omnibus stock plan, the 5% and 10% limits in Guidelines III and IV will be measured against the total number of shares under all components of such plan.

        B. Employee Stock Purchase Plans - vote against if the plan violates any of the criteria in parts III and IV above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the research or recommendations of the relevant proxy research or corporate governance services, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

        C. Stock Awards (other than stock options and RSAs) - generally vote against unless they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

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

VI.     Unusual Increases in Common Stock:

        A. An increase of up to 3 times outstanding and scheduled to be issued, including stock options, is acceptable; any increase in excess of 3 times would be voted against except in the case of real estate investment trusts, where an increase of 5 times is, in general, acceptable.

        B. Measured as follows: requested increased authorization plus stock authorized to be issued under Poison Pill divided by current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority). (If the result is greater than 3, Portfolio shares should be voted against.)

VII. Portfolio shares should, in general, be voted against the introduction of new classes of Stock with Differential Voting Rights.

VIII. With regard to Cumulative Voting Rights, Portfolio shares should be voted in favor of introduction or against elimination on a case-by-case basis where this is determined to enhance Portfolio interests as minority shareholders.

IX. Greenmail - Portfolio shares should be voted for anti-greenmail proposals so long as they are not part of anti-takeover provisions.

X. Portfolio shares should be voted in favor of charter by-law amendments expanding the Indemnification of Directors and/or limiting their liability for Breaches of Care.

        A. Portfolio shares should be voted against such proposals if FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

XI. Portfolio shares should be voted in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XII. Portfolio shares should be voted in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

XIII. Employee Stock Ownership Plans ("ESOPs") should be evaluated on a case-by-case basis. Portfolio shares should usually be voted for non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Portfolio shares should be voted against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

XIV. Voting of shares in securities of any U.S. banking organization shall be conducted in a manner consistent with conditions that may be specified by the Federal Reserve Board for a determination under federal banking law that no Fund or group of Funds has acquired control of such banking organization.

XV.     Avoidance of Potential Conflicts of Interest

        Voting of shares shall be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company shall be voted solely in a manner consistent with the Proxy Voting Guidelines; and (ii) voting shall be done without regard to any other Fidelity Companies' relationship, business or otherwise, with that portfolio company.

        FMR applies the following policies and follows the procedures set forth below:

        A. FMR has placed responsibility for the Funds' proxy voting in the FMR Legal Department.

        B. The FMR Legal Department votes proxies according to the Proxy Voting Guidelines that are approved by the Funds' Board of Trustees.

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

        C. The FMR Legal Department consults with the appropriate analysts or portfolio managers regarding the voting decisions of non-routine proposals that are not addressed by the Proxy Voting Guidelines. Each of the President or General Counsel of FMR or the General Counsel of FMR Corp. is authorized to take a final decision.

        D. When a Fidelity Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Fund's registration statement, FMR will use pass through voting or echo voting procedures.

XVI.    Executive Compensation

        FMR will consider withholding authority for the election of directors and voting against management proposals on stock-based compensation plans or other compensation plans based on whether the proposals are consistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

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


                                                                    October 2003

                         Goldman Sachs Asset Management
                             POLICY ON PROXY VOTING
                         FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management ("GSAM")_ has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the"Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, wefollow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

For purposes of this Policy, "GSAM" refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.'s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

October 2003
2
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors.

As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process. The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and


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


while corporate governance may be one such factor, it may not be the primary consideration. Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM's policy generally to follow the Guidelines and the ISS

Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations. In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in

October 2003
3
connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts. As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value. Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they


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


are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services. GSAM's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

October 2003
4
GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party. Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.
5


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Appendix A

ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply: An auditor has a financial interest in or association with the company, and is therefore not independent, __ Fees for non-audit services are excessive, or __ There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. Board of Directors

a. Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.
6
d. Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

a. Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.


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b. Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

e. Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the
7
proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

a. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE BY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.


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8
8. Capital Structure

a. Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of non-voting or sub-voting common stock if: It is intended for financing purposes with minimal or no dilution to current shareholders. It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
9
    Historic trading patterns
    Rationale for the repricing
    Value-for-value exchange
    Option vesting
    Term of the option
    Exercise price
    Participation

b. Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
    Purchase price is at least 85 percent of fair market value;
    Offering period is 27 months or less; and Potential voting power dilution is ten percent or less.


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Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c. Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


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                                    MERCATOR

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the CCO for adherence to these rules.

    MAM Proxy Voting Policies:
    . Proxies are voted in a way that is consistent with the best interests of our clients. MAM accepts the fact that, under ERISA, voting proxies is an fiduciary act of MAM. As a fiduciary it may be appropriate for us to engage in active monitoring and communications with the issuer.

    . MAM votes proxies for all clients that have delegated to MAM full authority and responsibility to cast said votes, except that when voting on proxy proposals involving foreign securities will involve unusual costs, MAM will weigh those costs against the benefits of voting in determining whether to vote on a particular proposal.

    . MAM receives company meeting information and proxy materials from client custodian banks, analyst research or from the issuer directly. If necessary and appropriate, a translation service will be used. MAM also refers to Global Proxy Voting Manual as issued by Institutional Shareholder Services (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes..

    Proxy Voting Procedures:
    .   Designated Proxy Officer of MAM is responsible for client proxy votes.

    . MAM will cast votes in accordance with specific client guidelines if applicable, subject to consultation with the client if MAM believes that such vote would not be in the client's best interest. In the absence of applicable client guidelines, MAM will vote in accordance with its judgment as to the client's best interest, except that any vote involving a MAM conflict of interest will be cast in accordance with the specific ISS recommendation if available, or, if not, then in accordance with the ISS Global Proxy Manual.

    .   Full documentation is kept on each vote cast in every client account.

    .   Additionally, the CCO will review and sign-off on the following votes:
        Any vote presented to MAM's investment committee, any vote cast that is inconsistent with the ISS guidelines (whether or not there is a conflict of interest present), any vote cast that is inconsistent with applicable client guidelines, any vote cast against management, and any vote involving a MAM conflict of interest.

    . Proxy Officer responsible for proxies will vote them. Many issues are relatively routine i.e. approval of annual report, auditors, uncontested election of directors, financial reports etc., and require no further assessment. Any issue in the judgment of the Proxy Officer that requires special consideration will be presented to MAM's investment committee for a decision.

    .   Procedures are in place to assure voting is done in a timely manner.

    Proxy Voting Reporting:
    Reporting of proxy voting is available to all of our clients upon request.

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                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration
The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations
T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation
Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis,

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T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

Reporting
Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TURNER INVESTMENT ADVISORS, LLC

                       Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

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Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

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Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

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Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

        Andrew Mark, Director of Operations
         and Technology Administration
        C/o Turner Investment Partners, Inc.
        1205 Westlakes Drive, Suite 100
        Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.


Adopted: This 1st day of July, 2003

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                                     WESTCAP
                                    INVESTORS

                           PROXY POLICY AND PROCEDURES

POLICY

WESTCAP Investors, LLC ("WESTCAP") acts as investment manager or investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). As "investment manager" or "investment adviser" we vote proxies as part of our authority to manage, acquire and dispose of account assets when delegated by the client (or for ERISA accounts, unless the "named fiduciary" has explicitly reserved that authority for itself). When voting proxies for clients, our utmost concern is that all decisions be made solely in the best interest of our clients (for ERISA accounts, "plan beneficiaries and participants", in accordance with the letter and spirit of ERISA) in their capacity as shareholders. We will act in a manner we deem prudent and diligent and which is intended to enhance the economic value of the assets of the account.

PURPOSE:

The purpose of these Proxy Policy and Procedures is to memorialize the procedures and policies adopted by WESTCAP to enable it to comply with its accepted responsibilities.

PROCEDURES:

The Proxy Policy Committee ("PPC") is responsible for establishing the guidelines by which we vote our proxies. The Proxy Administrator is responsible for reviewing the proxy proposals to determine which proposals may be voted in accordance with previously established guidelines or precedents. The proposals which are not clearly governed by the guidelines will require the further review and approval of the members of PPC. In addition, PPC will meet briefly whenever necessary or desirable to review proxy voting matters.

While how best to vote a proxy to maximize investment return may not be clear or be able to be decided with certainty in all cases, Westcap will exercise its best judgment to vote proxies so as to maximize investment return.

PROXY ADMINISTRATOR

The Proxy Administrator supervises and oversees the voting of all proxies. The Proxy Administrator reviews open issues on proxies and uses such available resources, such as the recommendation services provided by Institutional Shareholder Services ("ISS"), as it deems appropriate to help in evaluating the issues. Usually, the company's proxy statement contains sufficient information to make a specific voting decision; however, additional information is available if needed, such as the Annual Report and reports from ISS or other proxy evaluation services. These outside services assist us by providing a summary of the pros and cons of the proposals outlined in the proxy statements. In some cases the Administrator may also obtain input from the portfolio managers regarding any stock they hold in their portfolios. After analyzing the issues based on the accumulated information and the guidelines, the proxy will be voted in accordance with the guidelines, or if the guidelines do not govern or the issue is controversial, the Proxy Administrator will forward the proxy and materials to the IPC for further review and approval.

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RECORD KEEPING

Westcap is presently using ISS to assist in the voting of and record keeping of proxies. ISS is used to retrieve and print information or reports regarding a particular proxy, issue, or account.

ISS receives a list of Westcap accounts which held the stock in question as of the designated record date. A filter is done against the list to eliminate accounts for which Westcap does not have voting authority. The remaining list is checked against actual forms/cards received by ISS to determine that ISS has received a proxy for each account for which it has voting responsibility. A timely follow up is made by ISS with the client's custodian for the missing forms/cards. As the meeting date approaches ISS makes a reasonable effort to get all shares for which Westcap has voting responsibility.

A list of Westcap accounts and the number of shares held by each of the companies presenting the proxy is established on the ISS system through coordination with Westcap's portfolio accounting system. The voting direction in accordance with the guidelines is affirmed or transmitted to Proxyedge, the electronic voting system used by ISS. The date the proxy card was actually received at ISS is recorded. The final step is to record the date the proxy was actually voted and mailed.

The Proxy Administrator receives quarterly reports from ISS for voted proxies. On an as needed basis, Westcap can retrieve a report for a client for a requested period all proxies were voted, along with how each issue was voted and any comments or guidelines expressed by Westcap.

Westcap's voting decision is noted in the ISS system which is retained in electronic form for a minimum of three years.

CONFLICTS OF INTEREST

Westcap is sensitive to conflicts of interest that may arise in the proxy decision making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Westcap; (ii) a proponent of a proxy proposal has a business relationship with Westcap (e.g., an employee group for which Westcap manages money); (iii) Westcap has business relationships with participants in proxy contests, corporate directors or director candidates; or
(iv) a Westcap employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Westcap executive has a relative who serves as a director of a company). Westcap is committed to resolving all such and similar conflicts in its clients' collective best interest. Westcap has developed this Proxy Policy to serve the collective best interests of its clients, and accordingly, will generally vote pursuant to this Proxy Policy when conflicts of interest arise. When there are proxy voting proposals, however, that give rise to conflicts of interest and are not addressed by this Proxy Policy, the Investment Policy Committee will consult Westcap's Compliance Officer and senior management. The IPC, Compliance Officer and senior management will consult with an independent consultant or outside counsel to resolve material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) erecting information barriers around the person or persons making voting decisions; (iii) designating a person or committee to vote that has no knowledge of any relationship between Westcap and the issuer, its officers or directors, director candidates, or proxy proponents; (iv) voting in proportion to other shareholders; or (v) voting in other ways that are consistent with Westcap's obligation to vote in its clients' collective best interest.

No actual conflicts of interest have been identified by Westcap.

GUIDELINES

Each proxy issue will be considered individually. The following general guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

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VOTE AGAINST

(a) Issues regarding Board entrenchment and anti-takeover measures such as the following:

        (i)     Proposals to stagger board members' terms;

        (ii) Proposals to limit the ability of shareholders to call special meetings;

        (iii)   Proposals to require super majority votes;

        (iv) Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

        (v)     Proposals regarding "fair price" provisions;

        (vi)    Proposals regarding "poison pill" provisions; and

        (vii)   Permitting "green mail".

(b)     Providing cumulative voting rights.

(c) "Social issues," unless specific client guidelines supersede, e.g. restrictions regarding South Africa.

VOTE FOR

(a)     Date and place of Annual Meeting.

(b)     Rotation of Annual Meeting Place.

(c)     Limitation on charitable contributions, fees paid to lawyers.

(d) Ratification of directors' actions on routine matters since previous Annual Meeting.

(e)     Confidential voting.

CASE-BY-CASE

(1)     Pay Directors solely in stock.

(2)     Eliminate Director mandatory retirement policy.

(3)     Mandatory retirement age for directors.

(4)     Rotate annual meeting location/date.

(5)     Option and stock grants to management and directors.

(6) Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.

(7)     Election of auditors recommended by management

(8)     Limit Directors Liability

(9) Election of directors recommended by management, except if there is a proxy fight.

(Revised 6/03)

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                           THRIVENT SERIES FUND, INC.

                                     PART C
                                OTHER INFORMATION


Item 22.      Exhibits

    (a)(1)  Articles of Incorporation of the Registrant (2)
    (a)(2)  Amendment to Articles of Incorporation increasing authorized shares
            (11)
    (b)     Restated Bylaws of the Registrant effective December 1, 1999 (9)
    (c)     Not applicable
    (d)(1) Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (6)
    (d)(2) Form of Amendment No. 3 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans *
    (d)(3) Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Fidelity Managmeent & Research
            Company with respect to the Thrivent Partner All Cap Portfolio (6)
    (d)(4) Form of Investment Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company (5)
    (d)(5) Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management LP with respect to the Thrivent Partner Mid Cap Value Portfolio *
    (d)(6) Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset Management LP with respect to the Thrivent Partner International Stock Portfolio (12)
    (d)(7) Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Pacific Investment Management Company, LLC with respect to the Thrivent Partner High Yield Portfolio (12)
    (d)(8) Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Growth Stock Portfolio (6)
    (d)(9) Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Small Cap Value Portfolio (12)
    (d)(10) Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price International, Inc. with respect to the Thrivent Partner International Stock Portfolio (12)
    (e)     Not Applicable
    (f)     Not applicable
    (g)(1) Custodian Contract between the Registrant and State Street Bank and Trust Company (2)
    (g)(2)  Amendment to Custodian Contract dated February 1, 1989 (1)
    (g)(3)  Amendment to Custodian Contract dated January 11, 1990 (1)
    (g)(4)  Restated Amendment to Custodian Contract dated October 6, 2000 (4)
    (h)(1)  Expense Reimbursement Letter Agreement (11)
    (h)(2)  Administration Contract effective January 1, 2004 between
            Registrant and Thrivent Financial for Lutherans (12)
    (h)(3)  Letter Amendment dated January 30, 2004 to Administration Contract
            (12)
    (h)(4)  Form of Letter Agreement to Administration Contract *
    (h)(5)  Accounting Service Agreement effective April 1, 2003 (9)
    (h)(6) Amendment No. 1 effective February 1, 2004 to Accounting Services Agreement (12)

    (h)(7)  Form of Amendment No. 2 to Accounting Services Agreement *
    (h)(8) Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (12)
    (h)(9) Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (12)
    (i)     Opinion and consent of counsel *
    (j)     Consent of independent accountants (N/A)
    (k)     Not applicable
    (l)     Not applicable
    (m)     Not applicable
    (n)     Not applicable
    (o)     Not applicable
    (p)(1)  Rule 17j-1 Code of Ethics of Registrant (16)
    (p)(2)  Sarbanes-Oxley Code of Ethics of Registrant (15)
    (P)(3)  Rule 17j-1 Code of Ethics of Fidelity Management & Research Company
            (10)
    (p)(4)  Rule 17j-1 Code of Ethics of Goldman Sachs Asset Management *
    (p)(5)  Rule 17j-1 Code of Ethics of Mercator Asset Management LP (14)
    (p)(6)  Rule 17j-1 Code of Ethics of T. Rowe Price and Associates, Inc. and
            T. Rowe Price International, Inc. (7)
    (q) Powers of Attorney for F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Connie M. Levi, Edward W. Smeds, and Pamela J. Moret (12)
    (r)     Powers of Attorney for Richard A. Hauser and Randall L. Boushek *

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

        *   Filed herewith

        (1) Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

        (2) Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

        (3) Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed February 24, 2000.

        (4) Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

        (5) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed September 14, 2001.

        (6) Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

        (7) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of T. Rowe Price Corporate Income Fund, Inc., file no. 811-07353, filed September 27, 2002.

        (8) Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of Templeton Funds, Inc., file no. 002-60067, filed December 27, 2002.

        (9) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of LB Series Fund, Inc. file no. 33-3677, filed on November 14, 2003.

        (10) Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Fidelity Phillips Street Trust, file no. 811-2890, filed on January 29, 2004.

        (11) Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16,2004.

        (12) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

        (13) Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of the PIMCO Funds, file no. 33-12113, filed on May 18, 2000.

        (14) Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of the Thrivent Series Funds, Inc., file no. 33-3677, filed on March 2, 2004.

        (15) Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of Thrivent Mutual Funds, file no. 33-12911, filed on December 23, 2004.

        (16) Incorporated by reference from Post-Effective Amendment No. 2 to the registration statement of Thrivent Financial Securities Lending Trust, file no. 811-21622, filed on February 4, 2005.


Item 23. Persons Controlled by or under Common Control with Registrant


Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant's sponsor and investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial") is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

Parent Company                                            Thrivent Financial for Lutherans
                                                            (Wisconsin corp.; fraternal
                                                              benefit society offering
                                                          financial services and products)

Holding Company                                                  Thrivent Financial
                                                                   Holdings, Inc.
                                                          (Delaware corp.; no independent
                                                                    operations)

Wholly-owned          Thrivent Investment Management          Thrivent Financial Bank           North Meadows Investment
subsidiaries of                    Inc.                     (Federal charter; federally                   Ltd.
Thrivent Financial    (Delaware corp.; broker-dealer              chartered bank)                   (Wisconsin corp.;
Holdings, Inc.           and investment adviser)                                                organized for the purpose
                                                                                                of holding and investing
                                                                                                     in real estate)

                      Thrivent Service Organization,      Thrivent Life Insurance Company          Thrivent Property &
                                   Inc.                        (Minnesota corp.; life          Casualty Insurance Agency,
                     (Wisconsin corp.; organized for             insurance company)                       Inc.
                        the purpose of owning bnak                                             (Minnesota corp.; auto and
                            account withdrawal                                                    homeowners insurance
                             authorizations)                                                            company)

                     Field Agents' Brokerage Company         Thrivent Financial Investor              MCB Financial
                     (Minnesota corp.; licensed life               Services Inc.                     Services, Inc.
                       and health insurance agency)        (Pennsylvania corp.; transfer            (Minnesota corp.;
                                                                       agent)                   currently not engaged in
                                                                                                  any form of business)


Item 24. Indemnification


Section 4.01 of Registrant's First Amended and Restated Bylaws, filed as an Exhibit to Post-effective Amendment No. 25 of this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.


Item 25. Business and Other Connections of Investment Adviser


        Thrivent Financial for Lutherans (the "Adviser") is the investment adviser of the Registrant. The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law. Additional information about the Adviser's financial industry activities or affiliations is set forth in the Form ADV of Adviser currently on file with the Securities and Exchange Commission (File No. 801-60701). The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

        The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.) Unless otherwise indicated, the principal business address of the individuals listed below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name, Principal Occupation and                     Positions and Offices with
Principal Business Address                         Depositor
------------------------------------------------   --------------------------
John O. Gilbert                                    Director, Chairman
Chairman of the Board
Thrivent Financial for Lutherans

Bruce J. Nicholson                                 Director, President and
President and Chief Executive Officer              Chief Executive Officer
Thrivent Financial for Lutherans

Richard E. Beumer                                  Director
Formerly Vice Chairman of Jacobs Engineering
Group, Inc.
13013 Wheatfield Farm Road
Town & Country, MO  63141

Dr. Addie J. Butler                                Director
Assistant to Vice President for Academic Affairs
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, PA  19130

Gary J. Greenfield                                 Director
Formerly President of
Wisconsin Lutheran College
668 North 77th Street
Wauwatosa, WI  53213

Name, Principal Occupation and                     Positions and Offices with
Principal Business Address                         Depositor
------------------------------------------------   --------------------------
Robert H. Hoffman                                  Director
Vice President, Communication Division
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, MN  56002-3728

James M. Hushagen                                  Director
Partner
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Edgewood, WA  98371

Richard C. Kessler                                 Director
President and Chief Executive Officer
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, FL  32819

Richard C. Lundell                                 Director
President
R.C. Lundell, Inc.
7341 Dogwood
Excelsior, MN  55331

John P. McDaniel                                   Director
President and Chief Executive Officer
MedStar Health
5565 Sterrett Place
Columbia, MD  21044

Paul W. Middeke                                    Director
President, Worker Benefit Plans
The Lutheran Church--Missouri Synod, Worker
Benefit Plans
1333 South Kirkwood Rd.
St. Louis, MO  63122

Paul D. Schrage                                    Director
Formerly Sr. Executive Vice President & Chief
Marketing Officer
McDonald's Corporation
180 East Pearson
Chicago, IL  60611

Name, Principal Occupation and                     Positions and Offices with
Principal Business Address                         Depositor
------------------------------------------------   --------------------------
Dr. Kurt M. Senske                                 Director
President and Chief Executive Officer
Lutheran Social Services of the South
8305 Cross Park Drive
Austin, TX  78714

Dr. Albert Siu                                     Director
President
Gille@d Learning LLC
23 North Gate Road
Mendham, NJ  07945

Adrian M. Tocklin                                  Director
Formerly President and Chief Executive Officer
of CNA Financial, Diversified Operations
4961 Bacopa Lane
Suite 801
St. Petersburg, FL  33715

Rev. Thomas R. Zehnder                             Director
Formerly Reverend King of Glory Lutheran Church
6308 Chiswick Park
Williamsburg, VA 23188-6368

Pamela J. Moret                                    Executive Vice President

Jon M. Stellmacher                                 Executive Vice President
4321 North Ballard Road
Appleton, WI  54919

Woodrow E. Eno, Esq.                               Senior Vice President,
                                                   General Counsel and
                                                   Secretary

Bradord L. Hewitt                                  Senior Vice President


Jennifer H. Martin                                 Senior Vice President

Frederick A. Ohlde                                 Senior Vice President

Larry A. Robbins                                   Senior Vice President,
                                                   Chief Information Officer

James A. Thomsen                                   Senior Vice President

Randall L. Boushek                                 Senior Vice President and
                                                   Chief Financial Officer

Name, Principal Occupation and                     Positions and Offices with
Principal Business Address                         Depositor
------------------------------------------------   --------------------------
Nikki L. Sorum                                     Senior Vice President

Russell W. Swansen                                 Senior Vice President--Chief
                                                   Investment Officer

        The Adviser has entered into a subadvisory agreement with Fidelity Management & Research Company ("Subadviser" for the Thrivent Partner All Cap Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-7884).

        The Adviser has entered into a subadvisory agreement with Mercator Asset Management LP ("Subadviser" for a portion of the Thrivent Partner International Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-50347).

        The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. ("Subadviser" for the Thrivent Partner Small Cap Value Portfolio and the Thrivent Partner Growth Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No.801-856).

        The Adviser has entered into a subadvisory agreement with T. Rowe Price International, Inc. ("Subadviser" for a portion of the Thrivent Partner International Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-14713)


Item 26. Principal Underwriters


Not Applicable


Item 27. Location of Accounts and Records


        The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant's custodian at the following locations:

            Name                                      Address
            ----                                      -------

Wells Fargo Bank Minnesota, N.A.             Sixth and Marquette Avenue
                                             Minneapolis, Minnesota  55402

State Street Bank and Trust Company          225 Franklin Street
                                             Boston, Massachusetts  02110

Item 28. Management Services


     Not Applicable.


Item 29. Undertakings


     Not Applicable.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 11th day of February, 2005.


                                       THRIVENT SERIES FUND, INC.

                                       By: /s/ John C. Bjork
                                          -------------------------------
                                          John C. Bjork
                                          Assistant Secretary and Senior Counsel

        Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 11th day of February, 2005.

Signature                                     Title
---------                                     -----

*                                             President
--------------------------------------
Pamela J. Moret

*                                             Treasurer and Principal Accounting
--------------------------------------        Officer
Randall L. Boushek

*                                             Director
--------------------------------------
F. Gregory Campbell

*                                             Director
--------------------------------------
Herbert F. Eggerding, Jr.

*                                             Director
--------------------------------------
Noel K. Estenson

*                                             Director
--------------------------------------
Richard L. Gady

*                                             Director
--------------------------------------
Richard A. Hauser

*                                             Director
--------------------------------------
Connie M. Levi

*                                             Director
--------------------------------------
Edward W. Smeds

*John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

                                                By: /s/ John C. Bjork
                                                    -------------------------
                                                       John C. Bjork
                                                      Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit No.    Exhibit Description

(d)(2) Amendment No. 3 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans

(d)(5) Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management LP with respect to the Thrivent Partner Mid Cap Value Portfolio

(h)(4)         Form of Letter Agreement to Administration Contract

(h)(7)         Form of Amendment No. 2 to Accounting Services Agreement

(i)            Opinion and consent of counsel

(p)(4)         Goldman Sachs Asset Management's Rule 17j-1 Code of Ethics

(r)            Powers of Attorney for Richard A. Hauser and Randall L. Boushek